Filed with the Securities and Exchange Commission on December 29, 2000.
                                                               ---
                                                1933 Act File No. 2-95943
                                               1940 Act File No. 811-4231

                    SECURITIES AND EXCHANGE COMMISSION
                         WASHINGTON, DC   20549

                                FORM N-1A

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933             /X/
                                                                      ---
       Pre-Effective Amendment No.                                    / /
                                                                      ---
       Post-Effective Amendment No. 29                                /X/
                                                                      ---
                                    and

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940     /X/
                                                                      ---
                              Amendment No. 29
                                            --

                           THE RIGHTIME FUND, INC.
                           -----------------------
              (Exact Name of Registrant as Specified in Charter)

                218 Glenside Avenue, Wyncote, PA 19095-1595
            (Address of Principal Executive Offices) (Zip Code)

     Registrant's Telephone Number, including Area Code:  (800) 886-9393

                          The Rightime Fund, Inc.
                        David J. Rights, President
                           218 Glenside Avenue
                         Wyncote,  PA  19095-1595
                 (Name and Address of Agent for Service)


It is proposed that this filing will become effective:

            immediately upon filing pursuant to paragraph (b)
        ---
            on      pursuant to paragraph (b)
        ---    ----
         X  60 days after filing pursuant to paragraph (a)(1)
        ---
            on      pursuant to paragraph (a)(1)
        ---    ----
            75 days after filing pursuant to paragraph (a)(2)
        ---
            on      pursuant to paragraph (a)(2) of Rule 485.
        ---    ----

If appropriate, check the following box:
            This post-effective amendment designates a new effective
        ---
            date for a previously filed post-effective amendment.


Rightime Family of Funds
[RIGHTIME LOGO]

218 Glenside Avenue
Wyncote, Pennsylvania  19095-1594

The Rightime Fund

The Rightime Blue Chip Fund

The Rightime MidCap Fund

The Rightime OTC Fund

Prospectus
December 31, 2000


As with all mutual funds, the U.S. Securities and Exchange Commission has not approved or disapproved these securities and has not determined the accuracy or completeness of this Prospectus. It is a criminal offense to state otherwise.


Rightime Family of Funds                          Prospectus
[RIGHTIME LOGO]                                   December 31, 2000

TABLE OF CONTENTS:

Summary of the Funds
-----------------------------------------------------------------------
Carefully review this very important section, which summarizes each Fund's investment strategies, risks, performance and fees.

Overall Investment Philosophy
The Rightime Fund
The Rightime Blue Chip Fund
The Rightime MidCap Fund
The Rightime OTC Fund
Performance Information
Fees and Expenses

Investment Objectives, Strategies and Risks
-----------------------------------------------------------------------
Review this section for more detailed information on each Fund's investment objectives, strategies and risks.

The Rightime Fund
The Rightime Blue Chip Fund
The Rightime MidCap Fund
The Rightime OTC Fund
Additional Investment Policies

Management of the Funds
-----------------------------------------------------------------------
This section describes the management of the Funds.

Board of Directors
Investment Advisor
Administrator, Transfer Agent and Custodian

Shareholder Account Information
-----------------------------------------------------------------------
This section explains how to open and maintain your account with us, including how to buy, sell and exchange shares of the Funds.

Distribution of Shares
Pricing of Fund Shares
Purchasing Shares
Selling Shares
Dividends, Distributions and Taxes

Other Information About the Funds
-----------------------------------------------------------------------
Shareholder Inquiries
Financial Highlights



Rightime
Family of Funds
[RIGHTIME LOGO]                                    Summary of the Funds


OVERALL INVESTMENT PHILOSOPHY

The Rightime Family of Funds is made up of six separate mutual funds managed according to a common investment philosophy. Four of the Funds are described in this prospectus, and two of the Funds are included in a separate prospectus describing those Funds. Each of the four Funds described in this prospectus pursues its investment objective by investing in varying portfolios of securities.

The investment advisor for each Fund, Rightime Econometrics, Inc., uses analytical techniques that seek to anticipate and identify major market trends which the Advisor believes can affect securities markets over periods of time. Each Fund will establish an "aggressive" portfolio strategy during periods when the Advisor anticipates a generally rising trend in the securities markets, by investing in securities that the Advisor believes will benefit from such a rising trend. During such times, each Fund's pursuit of a high return is tempered by an attempt to limit the Fund to a reasonable level of risk. Each Fund will establish a "conservative" portfolio strategy during periods when the Advisor anticipates a generally declining trend in securities markets, by investing in a manner that emphasizes dividend or interest income over gains, and seeks to maintain stability of principal. During this type of period, the Funds utilize investment strategies which the Advisor believes offer greater protection from risk and more conservative expectations.

In determining whether to establish an aggressive portfolio strategy or a conservative portfolio strategy, the Advisor evaluates a number of economic indicators such as relative value, monetary policy, investor sentiment, technical data and momentum. If the Advisor is incorrect in establishing an aggressive or conservative strategy, a Fund may lose opportunities for gains or it may experience losses.

THE RIGHTIME FUND

INVESTMENT OBJECTIVE

- The investment objective of the Fund is to achieve a high total return consistent with reasonable risk.

PRINCIPAL INVESTMENT STRATEGIES

Core Investments

- The Fund concentrates its investments in shares of other investment companies (mutual funds) and can also make other investments consistent with its objective.

- The Fund uses a flexible approach when selecting fund investments that is not limited by the underlying fund's investment style (such as Growth, Value, or Balanced) or by any specific market capitalization range.

Investment Style

- When using an aggressive strategy, the Advisor selects funds and other investments such as stocks, investment grade bonds and other debt obligations, options and futures, that it believes will perform well during a rising trend in securities markets.

- When the Advisor anticipates a declining trend, the Fund will adopt a conservative strategy to invest in cash equivalents, money market funds and other investments such as investment grade bonds and debt obligations of any maturity which are intended to preserve capital and control risk.

- In utilizing both the aggressive and conservative strategies, the Fund may use options or futures on securities or indexes as hedging techniques to assist the Advisor in restructuring the Fund's portfolio.

PRINCIPAL RISKS

Market Risk

- The Fund may invest in common stocks or in funds that invest primarily in common stocks. Since common stock prices fluctuate in response to market, economic and business conditions, and can decline over short or even extended periods, the value of an investment in the Fund may vary and you could lose money.

Investments in Investment Companies

- By investing in shares of investment companies, the Fund indirectly pays a portion of the operating, management and other expenses of each investment company. Therefore, the Fund's investors may indirectly pay higher total operating expenses and other costs than they might pay by owning the underlying investment companies directly.

- The Fund may be affected by losses of the underlying investment companies and the level of risk arising from the investment practices of such companies. The Fund has no control over the risks taken by such investment companies.

- If an investment in an underlying fund is subject to a redemption fee for an early redemption, the Fund will pay such a fee if the Advisor determines that effecting the redemption is in the interest of the Fund.

Analytical Risk

- The Advisor uses analytical techniques to anticipate and identify major market trends in order to restructure the Fund's portfolio under an aggressive or conservative strategy. If the Advisor incorrectly judges turns in the market, the Fund may lose opportunities for gains or it may experience losses.

Interest Rate Risk

- The Fund's investments in bonds or debt obligations respond to changes in interest rates and to perceptions of creditworthiness of individual issuers. Generally, fixed income securities may fluctuate in value as interest rates rise and fall.

Hedging Risk

- The use of hedging techniques by the Fund carries additional risks. For example, since the Fund invests in other investment companies, an unexpected restructuring of the portfolio of an underlying investment company could have an unexpected, and possibly adverse, effect on the hedging efforts of the Advisor. In addition, the success of any hedging position depends on the ability of the Advisor to predict stock and interest rate movements.

THE RIGHTIME BLUE CHIP FUND

INVESTMENT OBJECTIVE

- The investment objective of the Fund is to achieve a high total return consistent with reasonable risk.

PRINCIPAL INVESTMENT STRATEGIES

Core Investments

- The Fund seeks to achieve its objective by investing primarily in blue chip securities ("Blue Chips") and in instruments such as options or futures that are based on Blue Chips. Blue Chips include common stocks of companies that have: large market capitalization ($5 billion or more); an established history of earnings and dividends; a large number of public shareholders; and are traded on major stock exchanges. At least 65% of the Fund's assets will be invested in Blue Chips and related instruments, and up to 100% may be so invested.

Investment Style

- When using an aggressive strategy, the Fund will invest in Blue Chips and related instruments which it believes will benefit from a rising trend in securities markets.

- When using a conservative strategy, the Fund may invest up to 35% of its assets in securities other than Blue Chip securities, such as cash, cash equivalents, investment grade bonds and other debt obligations of any maturity in an effort to control risk.

- In utilizing both the aggressive and conservative strategies, the Fund may use options or futures on securities or indexes as hedging techniques to assist the Advisor in restructuring the portfolio.

PRINCIPAL RISKS

Market Risk

- Common stock prices fluctuate in response to market, economic and business conditions and can decline over short or even extended periods. Therefore, the value of your investment may vary and you could lose money.

Analytical Risk

- The Advisor uses analytical techniques to anticipate and identify major market trends in order to restructure the Fund's portfolio under an aggressive or conservative strategy. If the Advisor incorrectly judges turns in the market, the Fund may lose opportunities for gains or it may experience losses.

Interest Rate Risk

- The Fund's investments in bonds or debt obligations respond to changes in interest rates and to perceptions of creditworthiness of individual issuers. Generally, fixed income securities may fluctuate in value as interest rates rise and fall.

Hedging Risk

- The use of hedging techniques carries additional risks. The success or failure of any hedging position depends on the ability of the Fund's Advisor to predict stock and interest rate movements.

THE RIGHTIME MIDCAP FUND

INVESTMENT OBJECTIVE

- The investment objective of the Fund is to achieve a high total return consistent with reasonable risk.

PRINCIPAL INVESTMENT STRATEGIES

Core Investments

- The Fund seeks to achieve its objective by investing primarily in securities of companies with medium-size market capitalization
("MidCaps") and in instruments such as options or futures that are based on MidCaps. The Fund generally considers a medium-sized market capitalization to be between $200 million and $5 billion. At least 65% of the Fund's assets will be invested in MidCaps and related instruments, and up to 100% may be so invested.

Investment Style

- When using an aggressive strategy, the Fund will invest in MidCaps and related instruments which it believes will benefit from a rising trend in securities markets.

- When using a conservative strategy, the Fund may invest up to 35% of its assets in securities other than MidCap securities, such as cash, cash equivalents, investment grade bonds and other debt obligations of any maturity in an effort to control risk.

- In utilizing both the aggressive and conservative strategies, the Fund may use options or futures on securities or indexes as hedging techniques to assist the Advisor in restructuring the portfolio.

PRINCIPAL RISKS

Market Risk

- Common stock prices fluctuate in response to market, economic and business conditions and can decline over short or even extended periods. Therefore, the value of your investment may vary and you could lose money.

Trading Risk

- Since MidCaps are not as broadly traded as securities of larger capitalized companies, they are often subject to wider and more abrupt fluctuations in market prices. In addition, these securities may not be as widely researched in the market.

Analytical Risk

- The Advisor uses analytical techniques to anticipate and identify major market trends in order to restructure the Fund's portfolio under an aggressive or conservative strategy. If the Advisor incorrectly judges turns in the market, the Fund may lose opportunities for gains or it may experience losses.

Interest Rate Risk

- The Fund's investments in bonds or debt obligations respond to changes in interest rates and to perceptions of creditworthiness of individual issuers. Generally, fixed income securities may fluctuate in value as interest rates rise and fall.

Hedging Risk

- The use of hedging techniques carries additional risks. The success or failure of any hedging position depends on the ability of the Fund's Advisor to predict stock and interest rate movements.

THE RIGHTIME OTC FUND

INVESTMENT OBJECTIVE

- The investment objective of the Fund is to achieve a high total return consistent with reasonable risk.

PRINCIPAL INVESTMENT STRATEGIES

Core Investments

- The Fund seeks to achieve its objective by investing primarily in securities traded in the over-the-counter ("OTC") market and in instruments such as options or futures that are based upon OTC securities. OTC securities include companies that are traded on the NASDAQ stock exchange and have large, medium or small market capitalization. At least 65% of the Fund's assets will be invested in OTC securities and related instruments, and up to 100% may be so invested.

Investment Style

- When using an aggressive strategy, the Fund will invest in OTC securities and related instruments which it believes will benefit from a rising trend in securities markets

- When using a conservative strategy, the Fund may invest up to 35% of its assets in securities other than those traded in the OTC market, such as cash, cash equivalents, investment grade bonds and other debt obligations of any maturity in an effort to control risk.

- In utilizing both the aggressive and conservative strategies, the Fund may use options or futures on securities or indexes as hedging techniques to assist the Advisor in restructuring the portfolio.

PRINCIPAL RISKS

Market Risk

- Common stock prices fluctuate in response to market, economic and business conditions and can decline over short or even extended periods. Stocks of OTC companies generally are subject to larger price fluctuations than securities issued by more seasoned companies. Therefore, the value of your investment may vary and you could lose money.

Trading Risk

- As a result of the Fund's focus on securities traded in the OTC market, the Fund may invest in smaller, less well-known companies which may involve greater risk than investing in securities of more established companies. The Fund's OTC criteria may limit the availability of investment opportunities. Smaller companies often have limited product lines, markets or financial resources, and their management may lack depth and experience. In addition, these securities may not be as widely researched in the market.

Analytical Risk

- The Advisor uses analytical techniques to anticipate and identify major market trends in order to restructure the Fund's portfolio under an aggressive or conservative strategy. If the Advisor incorrectly judges turns in the market, the Fund may lose opportunities for gains or it may experience losses.

Interest Rate Risk

- The Fund's investments in bonds or debt obligations respond to changes in interest rates and to perceptions of creditworthiness of individual issuers. Generally, fixed income securities may fluctuate in value as interest rates rise and fall.

Hedging Risk

- The use of hedging techniques carries additional risks. The success or failure of any hedging position depends on the ability of the Fund's Advisor to predict stock and interest rate movements.

The Funds may not achieve their respective investment goals and they are not intended to serve as a complete investment program. Investments in the Funds are not bank deposits and are not insured or guaranteed by the Federal Deposit Insurance Corporation (FDIC) or any other government agency.

PERFORMANCE INFORMATION

The Rightime Fund series offers one class of shares. The Blue Chip Fund, the MidCap Fund, and the OTC Fund offer two classes of shares - Class A and Class C shares. The Class C Shares are a new class of shares offered by The Rightime Family of Funds. Accordingly, they do not have any performance history of their own. The annual performance illustrated in the bar chart and tables below represents the actual historic performance of each Fund's Class A Shares. The returns for the Class C Shares would be substantially similar to the Class A Shares because each Class is invested in the same portfolio of securities. The annual returns will differ only to the extent that the Classes do not have the same expenses.

The bar charts and tables below provide some indication of the risks of an investment in the Funds by comparing the performance of the Class A Shares with a broad measure of market performance and by illustrating their highest and lowest quarterly returns since their inception. Because this information is based on past performance, it's not a guarantee of future results.

[GRAPHIC OMITTED: THE RIGHTIME FUND vertical bar chart]

THE RIGHTIME FUND

1991                                              30.14%
1992                                               3.65%
1993                                               8.06%
1994                                               0.83%
1995                                              26.89%
1996                                               8.59%
1997                                              (2.18%)
1998                                              30.44%
1999                                               9.81%
2000								 (12.15%)

Best Quarter: Q4 1998 18.25%
Worst Quarter: Q2 2000 (8.43%)


[GRAPHIC OMITTED: THE RIGHTIME BLUE CHIP FUND vertical bar chart]

THE RIGHTIME BLUE CHIP FUND*

1991                                              23.12%
1992                                               4.10%
1993                                               7.35%
1994                                               2.22%
1995                                              28.98%
1996                                              10.87%
1997                                               4.03%
1998                                              33.91%
1999                                               2.10%
2000								 (13.70%)

Best Quarter: Q4 1998 15.58%
Worst Quarter: Q1 2000 (7.90%)


[GRAPHIC OMITTED: THE RIGHTIME MIDCAP FUND vertical bar chart]

THE RIGHTIME MIDCAP FUND*

1991                                               5.44%
1992                                              11.52%
1993                                               5.81%
1994                                               1.90%
1995                                              23.99%
1996                                              10.75%
1997                                               5.44%
1998                                              37.16%
1999                                               4.19%
2000								  (1.13%)

Best Quarter: Q4 1998 21.24%
Worst Quarter: Q4 2000 (5.14%)


[GRAPHIC OMITTED: THE RIGHTIME OTC FUND vertical bar chart]

THE RIGHTIME OTC FUND*,**

1991                                              23.39%
1992                                              12.59%
1993                                              (2.27%)
1994                                               1.55%
1995                                              28.65%
1996                                              12.82%
1997                                               9.70%
1998                                              36.34%
1999                                              (7.77%)
2000								 (21.49%)

Best Quarter: Q4 1998 19.34%
Worst Quarter: Q1 2000 (11.80%)

* The bar charts do not reflect the impact of any applicable sales charges. If these charges were reflected, returns would be less than those shown.

** Formerly known as The Rightime Social Awareness Fund. The investment objectives and policies of the Fund were changed on October 26, 2000.

Average Annual Total Returns
(Net of Sales Charges for the periods ending December 31, 1999)

The table below shows what the average annual total returns for The Rightime Fund and Class A Shares of The Rightime Blue Chip Fund, The Rightime MidCap Fund and The Rightime OTC Fund would equal if you average out performance over various lengths of time.

-----------------------------------------------------------------------
                                                                Since
                            Past        Past        Past      Inception
                            One         Five        Ten      September 17,
                            Year        Years       Years       1985
-----------------------------------------------------------------------
The Rightime Fund     (12.15)%        6.91%       10.28%        9.92%
Standard and Poor's
MidCap 400 Index(1)     17.52%       20.42%       19.92%       18.02%
Lipper Balanced Fund
Index(2)                 2.39%       11.80%       12.50%       12.58%
-----------------------------------------------------------------------

                            Past        Past        Past         Since
                            One         Five        Ten       Inception
                            Year        Years       Years   July 22, 1987
-----------------------------------------------------------------------
The Rightime Blue
Chip Fund              (13.70)%       7.11%       10.68%        8.73%
Standard and
Poor's 500
Index(3)                (9.11)%        4.09%       17.51%       14.32%
Lipper Balanced
Fund Index(2)             2.39%       11.80%       12.50%       10.55%
-----------------------------------------------------------------------

                                                                Since
                            Past        Past        Past      Inception
                            One         Five        Ten      November 11,
                            Year        Years       Years       1991
-----------------------------------------------------------------------
The Rightime MidCap
Fund                    (1.13)%      11.31%         N/A        10.99%
Standard and Poor's
MidCap 400 Index(1)     17.52%       20.42%         N/A        17.79%
Lipper Balanced
Fund Index(2)            2.39%       11.80%         N/A        11.37%
-----------------------------------------------------------------------

                            Past        Past        Past         Since
                            One         Five        Ten       Inception
                            Year        Years       Years   March 1, 1991
-----------------------------------------------------------------------
The Rightime
OTC Fund*              (21.49)%       4.43%       8.23%         6.68%
Standard and
Poor's 500 Index(3)     (9.11)%        4.09%      17.51%        16.54%
Lipper Balanced
Fund Index(2)             2.39%       11.80%      12.50%        11.99%
-----------------------------------------------------------------------

* Formerly known as The Rightime Social Awareness Fund.

(1) Standard & Poor's MidCap 400 Index is an unmanaged index composed of 400 domestic and Canadian stocks which measures the mid-range sector of the U.S. stock market. The index assumes reinvestment of all dividends/ distributions and does not reflect any asset-based charges for investment manager or other expenses.

(2) Lipper Balanced Fund Index is an equally-weighted performance index, adjusted for capital gains distributions and income dividends of the largest qualifying mutual funds with a balanced objective. Lipper defines a balanced fund as a fund whose primary objective is to conserve principal by maintaining at all times a balanced portfolio of both stocks and bonds. The Balanced Fund Index is presented for comparison because it reflects a risk level that is most equivalent to the risk level undertaken by the Funds in the Rightime Family of Funds. The Rightime Family of Funds utilize a model approach to investing which attempts to control risk by emphasizing income and stability of principal during periods in which the market appears to be in a declining trend. This approach, over full market cycles, tends to invest in equity securities approximately half of the time.

(3) Standard & Poor's 500 Stock Index is an unmanaged index composed of
500 stocks and is considered to represent U.S. stock market performance in general. The index assumes reinvestment of all dividends/distributions and does not reflect any asset-based charges for investment manager or other expenses.




EXPENSES AND FEES

The following tables describe the fees and expenses that you may pay if
you buy and hold shares of the Funds.   The fees and expenses that you
may pay if you buy and hold shares of The Rightime Fund and Class A shares of the other Funds are based on actual expenses. The fees and expenses for the Class C shares of the Funds are based on estimated expenses.


Shareholder Transaction Fees (Fees paid directly from your investment)
----------------------------------------------------------------------
---------------------------------------
                                                  The                      The
                                The          The Rightime
Rightime               Rightime
                              Rightime         Blue Chip
MidCap                   OTC
                                Fund             Fund
Fund                    Fund
----------------------------------------------------------------------
---------------------------------------
                                          Class A    Class C
Class A    Class C   Class A    Class C
----------------------------------------------------------------------
---------------------------------------
Maximum Sales Charge
(Load) on Purchases
as a percentage of
offering price                None      4.75%       None
4.75%     None         4.75%      None
----------------------------------------------------------------------
---------------------------------------
Maximum Sales
Charge (Load)
Imposed on
Reinvested Dividends          None      None        None
None      None         None       None
----------------------------------------------------------------------
---------------------------------------
Redemption Fee
as a percentage of
offering price                None      None        None
None      None         None       None
----------------------------------------------------------------------
---------------------------------------
Exchange Fee                  None      None        None
None      None         None       None
----------------------------------------------------------------------
---------------------------------------
Maximum Account Fee(1)        None      None        None
None      None         None       None
----------------------------------------------------------------------
---------------------------------------








Annual Operating Expenses (Expenses that are deducted from Fund assets)
----------------------------------------------------------------------
---------------------------------------
                                                  The                      The
                                The          The Rightime
Rightime               Rightime
                              Rightime         Blue Chip
MidCap                   OTC
                                Fund             Fund
Fund                    Fund
----------------------------------------------------------------------
---------------------------------------
                                          Class A    Class C
Class A    Class C      Class A    Class C
----------------------------------------------------------------------
---------------------------------------
Management Fee               0.50%     0.50%       0.50%
0.50%     0.50%        0.50%      0.50%
Distribution and
Service (12b-1) Fees         0.75%     0.50%       1.00%
0.50%     1.00%        0.50%      1.00%
Other Expenses               1.26%     1.09%       1.50%
1.16%     1.00%        1.21%      1.00%
Total Operating
Expenses                     2.51%     2.09%       2.50%
2.16%     2.50%        2.21%      2.50%
----------------------------------------------------------------------
---------------------------------------
(1) A Fund may charge a $15 annual maitenance fee to accounts which have no new purchases during a calander year (excluding reinvestments of dividends and capital gains), and which have balances that remain below $1,000 during the last six months of that calendar year. The Fund will provide a 90-day notice to the shareholder, during which period the shareholder may
increase their account balance to $1,000 in order to avoid any fee. The Fund will not charge a fee if the account balance
declines below $1,000 soley as a result of a market decline
or sales charge, or if the account is actively participating in a systematic withdrawal plan.




Expense Example

The following Expense Example is intended to show the expenses that you could pay over time and will help you to compare the cost of investing in each Class of Shares of the Funds with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in each Fund for the time periods indicated and then redeem all of your shares at the end of the period. The Example also assumes that you earn a 5% return each year, and the operating expenses remain the same throughout the period.

Because the Class C Shares were not operational during the prior fiscal year, expenses for the 5 Year and 10 Year periods are not required to be shown. This Example is for comparison only. Actual fees and expenses may be different.



----------------------------------------------------------------------
---------------------------------------
                                                  The                      The
                                The          The Rightime
Rightime               Rightime
                              Rightime         Blue Chip
MidCap                   OTC
                                Fund             Fund
Fund              Fund
----------------------------------------------------------------------
---------------------------------------
                                          Class A    Class C
Class A    Class C      Class A    Class C
----------------------------------------------------------------------
---------------------------------------
1 Year                       $  254     $  678      $254          $
685      $254        $  690     $254
3 Years                      $  783     $1,101      $780
$1,121      $780        $1,135     $780
5 Years                      $1,338     $1,548       N/A
$1,582       N/A        $1,606      N/A
10 Years                     $2,853     $2,789       N/A
$2,857       N/A        $2,906      N/A
----------------------------------------------------------------------
---------------------------------------



Rightime
Family of Funds              Additional Discussion of Principal
[RIGHTIME LOGO]              Investment Strategies and Principal Risks

The Advisor uses detailed analytical techniques (Aggressive Strategy or Conservative Strategy) in an effort to anticipate and identify major market trends which the Advisor believes can affect securities markets over periods of time. The Advisor uses this approach to periodically restructure each Fund's portfolio of investments to increase gains or income, or to avoid losses.

Although the investment objectives of each of these Funds are the same, the types of securities that they will normally hold in their portfolios are different. The Funds use a variety of investment techniques in an effort to balance portfolio risks and to hedge market risks.

In addition, when the Advisor anticipates volatile or abnormal market conditions, each Fund may adopt a temporary defensive position to protect the value of its portfolio assets by investing up to 100% of its assets in cash or cash equivalent investments such as U.S. Government or money market securities. A temporary defensive position reduces a Fund's ability to pursue its investment objective.

THE RIGHTIME FUND

Investment Objective

- The Fund's objective is to achieve a high total return consistent with reasonable risk.

Principal Investment Strategy

- The Fund seeks to achieve this objective by using either an aggressive or conservative strategy depending on market conditions, and by concentrating its investments in shares of other registered investment companies.

- The Fund may also make other investments that are consistent with its objective and policies. The Fund will use a variety of investment techniques in an effort to generate a high total return, which is made up of the net appreciation in the value of its portfolio of investments, together with the interest and dividend income generated by such investments. The Fund's pursuit of high total return is tempered by an attempt to limit the Fund to a reasonable level of risk at all times.

Investment Concentration

- The Fund concentrates its investments in shares of other registered investment companies (mutual funds), which means that the Fund invests more than 25% of its assets in other mutual funds, and may invest up to 100% of its assets in such funds.

- In order to provide for the Fund's cash flow needs or when the Fund is otherwise pursuing total return, the Fund may invest up to 75% of its assets in other types of investments such as common or preferred stocks, cash equivalents (such as U.S. government securities, repurchase agreements or certificates of deposit), investment grade bonds and other debt obligations of any maturity, stock options, stock index options, or financial futures or options on such futures.

Investments During Use of Aggressive Strategy

- During periods when the Advisor anticipates a rising trend in the securities markets, it will seek to achieve the Fund's objective by establishing an aggressive strategy to invest in fund shares or other investments which the Advisor believes will benefit from the rising trend.

- When selecting mutual funds for investment, the Advisor uses a risk adjusted analysis (which considers the relative volatility of various investments) to evaluate each fund's performance under various market conditions and to consider each fund's potential rewards and risks. This risk adjusted analysis includes consideration of the Fund's past and projected performance, including consideration of other factors such as the fund's investment objective, investment techniques and portfolio structure, and size and operational policies.

- The Advisor uses a flexible approach when selecting funds for investment that is not limited to any particular investment style or market capitalization range. As a result, the Advisor may select a mix of funds that are growth-oriented, value-oriented or balanced in nature.

- Investments in stock options, stock index options, financial futures or options on such futures may be used to hedge the value of the Fund's uninvested cash or cash equivalent investments. This technique is designed to enable the Fund to quickly become more fully invested during a rising market while the Advisor seeks appropriate new investments. Such instruments also are utilized to "hedge" the risk that may exist during the period when the Advisor is selecting suitable investments to restructure the portfolio, and are not entered into for speculative purposes.

- Although the investment companies in which the Fund invests generally will not perform in exactly the same proportions as the indexes on which options or futures are available, the Advisor believes it can identify certain ratios reflecting relationships between the previous performance by such companies and the indexes on which the Fund will engage in options or futures transactions. The Advisor will attempt to allow for such differences in selecting its "hedging" investments.

Investments During Use of Conservative Strategy

- When the Advisor anticipates a generally declining trend in the securities markets, it will establish a conservative strategy by investing in shares of money market funds, other investment companies, or other investments which the Adviser believes will benefit from the declining trend.

- When applying the conservative strategy to securities selection, the Advisor places a greater emphasis on controlling risk, consistent with the objective of the Fund. This strategy may include investments of up to 75% of the Fund's assets in cash, cash equivalents, bonds or similar investments. In addition, the Fund may also seek to achieve its objective during such a period without disturbing or restructuring the portfolio established during an aggressive period by using cash, cash equivalents, proceeds of maturing securities and net assets to purchase or sell other investments such as stocks, bonds and other debt obligations, stock options, stock index options, or financial futures and options on such futures.

- Because the Fund does not control the underlying investment company in which the Fund is invested, an unexpected and unprecedented restructuring of the portfolio of an underlying investment company could have an unexpected, and possibly, adverse effect on the hedging efforts of the Advisor. If the Fund invested directly in a portfolio of operating companies, its hedging efforts usually would not involve the risk of such an intervening level of hedging or defensive investments. This risk is present when the Fund invests in other investment companies, because each is separately managed by advisors or officers who may also hedge simultaneously or take action which may render the Advisor's action ineffective or unsuccessful. The Fund benefits, in this respect, from the study of the prior records of, and the restrictions and limitations applicable to such companies, but is dependent upon the success or failure in these efforts of the Advisor.

- The Fund must structure its investments in other investment company shares to comply with certain provisions of federal securities laws. The presently applicable provisions impose limits on the amount of the investment of the Fund's assets, and those of its affiliates, in any investment company (3% of the total outstanding stock of any such company) and these laws and regulations also may adversely affect the operations of the Fund with respect to the purchase or redemption of shares issued by an investment company. (The underlying investment company may be allowed to delay redemption of its shares held by an investment company, such as the Fund, in excess of 1% of its total assets per month.) Consequently, when the Fund is more heavily concentrated in small investment companies, it may not be able to readily dispose of such investment company shares and may be forced to redeem Fund shares in kind to redeeming shareholders by delivering shares of investment companies that are held in the Fund's portfolio. The Fund can elect to redeem (subject to the 1% limitation discussed above) its investment in an underlying investment company (or sell it if the company is a closed-end one) if that action is considered necessary or appropriate.

THE RIGHTIME BLUE CHIP FUND

Investment Objective

- The Fund's objective is to achieve a high total return consistent with reasonable risk.

Principal Investment Strategy

- The Fund seeks to achieve this objective by using either an aggressive or conservative strategy depending on market conditions, and by investing primarily in Blue Chips.

- The Fund may also make other investments that are consistent with its
objective and policies.   The Fund will use a variety of investment
techniques in an effort to generate a high total return, which is made up of the net appreciation in the value of its portfolio of investments, together with the interest and dividend income generated by such investments. The Fund's pursuit of high total return is tempered by an attempt to limit the Fund to a reasonable level of risk at all times.

Investment Emphasis

- Blue Chips include common stocks that are included in the S&P 500 Index, a stock index of 500 common stocks that is a widely recognized index of stock market performance; stocks that are included in the Dow Jones Industrial Average Index of 30 common stocks, a widely recognized index of general stock market movement; or stocks of other issuers of similar size or market depth (such as the largest 100 stocks on the NASDAQ National Market System). Such Blue Chip securities generally have the following characteristics:

* Large capitalization (greater than $5 billion);

* An established history of earnings and dividends; and

* Large number of publicly held shares and high trading volume, resulting in a high degree of liquidity.

- Market capitalization means the total market value of a company's outstanding common stock and does not necessarily bear any correlation to other financial attributes used to describe the size of the company, such as levels of assets, revenues or income.

- The Fund may also invest in Blue Chip instruments, which include options, stock index options, financial futures or options on such futures, all of which are based on Blue Chips. At least 65% of the Fund's assets, except when maintaining a temporary defensive position, will be invested in Blue Chips or Blue Chip instruments, and up to 100% may be so invested.

-The Fund will invest primarily in Blue Chips, but may also invest in securities convertible into common stocks, preferred stocks and other securities, including investment grade bonds and other debt obligations of any maturity, cash equivalents (such as certificates of deposit or repurchase agreements), and stock options, stock index options, financial futures and options on such futures. These securities are selected by the Advisor generally on the basis of industry analysis, including analysis of underlying economic factors, financial characteristics and trends, securities prices and trends, sales, earnings, products or services, new technology and markets.

- The Fund also seeks to achieve its objective by making other investments selected in accordance with the Fund's investment restrictions and policies. The Fund generally seeks to invest in securities that the Advisor has determined are consistent with reasonable risk. The Fund will use a variety of investment techniques in an effort to generate a high total return consisting of the sum of interest, dividend and other income and net realized and unrealized appreciation in the value of the Fund's portfolio of Blue Chips and Blue Chip instruments. The Fund's pursuit of high total return is tempered by an attempt to limit the Fund to a reasonable level of risk at all times.

Investments During Use of Aggressive Strategy

- During periods when the Advisor anticipates a rising trend in the securities markets, it will seek to achieve the Fund's objective by establishing an aggressive strategy to invest in a portfolio of securities which the Advisor believes will benefit from such a trend.

- In order to make allowance for cash needs of the Fund or when the Fund is otherwise pursuing appreciation in its portfolio, the Fund may also invest up to 35% of its asset value in investment vehicles which are not Blue Chips, such as stocks, stock options, stock index options, financial futures or options on such futures.

- Investments in stock options, stock index options, financial futures or options on such futures may be used to hedge the value of the Fund's uninvested cash or cash equivalent investments. This technique is designed to enable the Fund to quickly become more fully invested during a rising market while the Advisor seeks appropriate new investments. Such instruments also are utilized to "hedge" the risk that may exist during the period when the Advisor is selecting suitable investments to restructure the portfolio, and are not entered into for speculative purposes.

Investments During Use of Conservative Strategy

- When the Advisor anticipates a generally declining trend in securities markets, it will establish a conservative strategy to seek to achieve its objective by investing up to 35% in securities other than Blue Chips, such as cash, cash equivalents, bonds and other debt obligations.

- In applying the conservative strategy to securities selection, a greater emphasis is placed on controlling risk, consistent with the objective of the Fund. In addition, the Fund may also seek to achieve its objective during such a period without disturbing or restructuring the portfolio established during an aggressive period by using cash, cash equivalents, proceeds of maturing securities and net assets to purchase or sell other investments such as stocks, bonds and other debt obligations, stock options, stock index options, or financial futures and options on such futures.

THE RIGHTIME MIDCAP FUND

Investment Objective

- The Fund's objective is to achieve a high total return consistent with reasonable risk.

Principal Investment Strategy

- The Fund seeks to achieve this objective by using either an aggressive or conservative strategy depending on market conditions, and by investing primarily in MidCaps.

- The Fund may also make other investments that are consistent with its objective and policies. The Fund will use a variety of investment techniques in an effort to generate a high total return, which is made up of the net appreciation in the value of its portfolio of investments, together with the interest and dividend income generated by such investments. The Fund's pursuit of high total return is tempered by an attempt to limit the Fund to a reasonable level of risk at all times.

Investment Emphasis

- MidCaps include common stocks that are included in the Standard & Poor's MidCap 400 Stock Index, an index of stock market performance of 400 stocks, and also includes options, stock index options, stock index futures and options on stock index futures, based on MidCap common stocks.

- The Fund generally considers a medium-size market capitalization to be between $200 million and $5 billion. The securities of companies with medium-size market capitalization are traded on the New York Stock Exchange and the American Stock Exchange and in the over-the-counter market.

- Market capitalization means the total market value of a company's outstanding common stock and does not necessarily bear any correlation to other financial attributes used to describe the size of the company, such as levels of assets, revenues or income.

- The Fund may also invest in MidCap instruments, which include options, stock index options, financial futures or options on such futures, all of which are based on MidCaps. At least 65% of the Fund's assets, except when maintaining a temporary defensive position, will be invested in MidCaps or MidCap instruments, and up to 100% may be so invested.

-The Fund will invest primarily in MidCaps, but may also invest in securities convertible into common stocks, preferred stocks and other securities, including investment grade bonds and other debt obligations of any maturity, cash equivalents (such as certificates of deposit or repurchase agreements), and stock options, stock index options, financial futures and options on such futures. These securities are selected by the Advisor generally on the basis of industry analysis, including analysis of underlying economic factors, financial characteristics and trends, securities prices and trends, sales, earnings, products or services, new technology and markets.

- The Fund also seeks to achieve its objective by making other investments selected in accordance with the Fund's investment restrictions and policies. The Fund generally seeks to invest in securities that the Advisor has determined are consistent with reasonable risk. The Fund will use a variety of investment techniques in an effort to generate a high total return consisting of the sum of interest, dividend and other income and net realized and unrealized appreciation in the value of the Fund's portfolio of MidCaps and MidCap instruments. The Fund's pursuit of high total return is tempered by an attempt to limit the Fund to a reasonable level of risk at all times.

Investments During Use of Aggressive Strategy

- During periods when the Advisor anticipates a rising trend in the securities markets, it will seek to achieve the Fund's objective by establishing an aggressive strategy to invest in a portfolio of securities which the Advisor believes will benefit from such a trend.

- In order to make allowance for cash needs of the Fund or when the Fund is otherwise pursuing appreciation in its portfolio, the Fund may also invest up to 35% of its asset value in investment vehicles which are not MidCaps, such as stocks, stock options, stock index options, financial futures or options on such futures.

- Investments in stock options, stock index options, financial futures or options on such futures may be used to hedge the value of the Fund's uninvested cash or cash equivalent investments. This technique is designed to enable the Fund to quickly become more fully invested during a rising market while the Advisor seeks appropriate new investments. Such instruments also are utilized to "hedge" the risk that may exist during the period when the Advisor is selecting suitable investments to restructure the portfolio, and are not entered into for speculative purposes.

Investments During Use of Conservative Strategy

- When the Advisor anticipates a generally declining trend in securities markets, it will establish a conservative strategy to seek to achieve its objective by investing up to 35% in securities other than MidCaps, such as cash, cash equivalents, bonds and other debt obligations.

- In applying the conservative strategy to securities selection, a greater emphasis is placed on controlling risk, consistent with the objective of the Fund. In addition, the Fund may also seek to achieve its objective during such a period without disturbing or restructuring the portfolio established by the Fund during an aggressive period by using cash, cash equivalents, proceeds of maturing securities, and new assets to purchase or sell other investments such as stocks, bonds and other debt obligations, stock options, stock index options, or financial futures and options on such futures.

THE RIGHTIME OTC FUND

Investment Objective

- The Fund's objective is to achieve a high total return consistent with reasonable risk.

Principal Investment Strategy

- The Fund seeks to achieve this objective by using either an aggressive or conservative strategy depending on market conditions, and by investing primarily in OTC securities.

- The Fund may also make other investments that are consistent with its
objective and policies.   The Fund will use a variety of investment
techniques in an effort to generate a high total return, which is made up of the net appreciation in the value of its portfolio of investments, together with the interest and dividend income generated by such investments. The Fund's pursuit of high total return is tempered by an attempt to limit the Fund to a reasonable level of risk at all times.

Investment Emphasis

- OTC securities include common stocks that are traded in the over-the-counter market, and may be included in the NASDAQ Composite Index or the NASDAQ 100 Index, and options, stock index options, stock index futures and options on stock index futures, based on OTC securities.

- OTC companies include companies with large-size market capitalization ("LargeCaps"), medium size capitalization ("MidCaps"), and small-sized market capitalization ("SmallCaps").

* LargeCap stocks generally have a market capitalization greater than $5 billion, a large number of publicly held shares and high trading volume, resulting in a high degree of liquidity.

* MidCap stocks generally have a market capitalization between $200 million and $5 billion, a moderate number of publicly held shares and moderate trading volume, resulting in a moderate degree of liquidity.

* SmallCap stocks generally have a market capitalization that is less than $200 million, a smaller number of publicly held shares and smaller trading volume, resulting in the risk there there will be a lesser degree of liquidity.

- Market capitalization means the total market value of a company's outstanding common stock and does not necessarily bear any correlation to other financial attributes used to describe the size of the company, such as levels of assets, revenues or income.

- The Fund may also invest in OTC instruments, which include options, stock index options, financial futures or options on such futures, all of which are based on OTC securities. At least 65% of the Fund's assets, except when maintaining a temporary defensive position, will be invested in OTC securities or OTC instruments, and up to 100% may be so invested.

-The Fund will invest primarily in common stocks of OTC companies, but may also invest in securities convertible into common stocks, preferred stocks and other securities, including investment grade bonds and other debt obligations of any maturity, cash equivalents (such as certificates of deposit or repurchase agreements), and stock options, stock index options, financial futures and options on such futures. These securities are selected by the Advisor generally on the basis of industry analysis, including analysis of underlying economic factors, financial characteristics and trends, securities prices and trends, sales, earnings, products or services, new technology and markets.

- The Fund's investments in smaller, less well-known companies may involve greater risks than are inherent in securities of more established companies.

- The Fund also seeks to achieve its objective by making other investments selected in accordance with the Fund's investment restrictions and policies. The Fund generally seeks to invest in securities that the Advisor has determined are consistent with reasonable risk. The Fund will use a variety of investment techniques in an effort to generate a high total return consisting of the sum of interest, dividend and other income and net realized and unrealized appreciation in the value of the Fund's portfolio of OTC securities and OTC instruments. The Fund's pursuit of high total return is tempered by an attempt to limit the Fund to a reasonable level of risk at all times.

Investments During Use of Aggressive Strategy

- During periods when the Advisor anticipates a rising trend in the securities markets, it will seek to achieve the Fund's objective by establishing an aggressive strategy to invest in a portfolio of securities which the Advisor believes will benefit from such a trend.

- In order to make allowance for cash needs of the Fund or when the Fund is otherwise pursuing appreciation in its portfolio, the Fund may also invest up to 35% of its asset value in investment vehicles which are not OTC securities, such as stocks, stock options, stock index options, financial futures or options on such futures.

- Investments in stock options, stock index options, financial futures or options on such futures may be used to hedge the value of the Fund's uninvested cash or cash equivalent investments. This technique is designed to enable the Fund to quickly become more fully invested during a rising market while the Advisor seeks appropriate new investments. Such instruments also are utilized to "hedge" the risk that may exist during the period when the Advisor is selecting suitable investments to restructure the portfolio, and are not entered into for speculative purposes.

Investments During Use of Conservative Strategy

- When the Advisor anticipates a generally declining trend in securities markets, it will establish a conservative strategy to seek to achieve its objective by investing up to 35% in securities other than OTC securities such as cash, cash equivalents, bonds and other debt obligations.

- In applying the conservative strategy to securities selection, a greater emphasis is placed on controlling risk, consistent with the objective of the Fund. In addition, the Fund may also seek to achieve its objective during such a period without disturbing or restructuring the portfolio established during an aggressive period by using cash, cash equivalents, proceeds of maturing securities and net assets to purchase or sell other investments such as stocks, bonds and other debt obligations, stock options, stock index options, or financial futures and options on such futures.

ADDITIONAL INVESTMENT POLICIES

Derivatives and Associated Risks

- The Funds may engage in a variety of transactions using "derivatives," such as financial futures and options. Financial futures include stock index futures and futures on other types of securities or indexes.

- The Funds may also invest in options on securities or indexes.

- Derivatives are financial instruments whose value depends upon, or is derived from, the underlying investment, pool of investments, index or currency. The Funds intends to invest in such instruments that are traded on U.S. exchanges, or in individually negotiated transactions with other parties (also known as "over-the-counter").

- The Funds will engage in such transactions in an effort to enhance its individual objective by receiving premiums for writing covered call and put options, to protect itself against increases in the prices of securities it may ultimately want to buy, and also to protect itself against declines in market value of its common stocks and/or investment company holdings.

- The selection of the foregoing techniques or any combination of them to be used at any particular time will depend upon an assessment by the Fund's Advisor as to the relative implementation costs and the liquidity of the particular secondary market in which such derivatives are traded.

- An option position may be closed out only on an exchange or with a dealer who provides a secondary market for an option of the same series. Although the Funds generally will purchase or write only those options for which the Advisor believes there is an active secondary market, there is no assurance that a liquid secondary market on an exchange will exist for any particular option. In such event, it might not be possible to effect closing transactions in particular options, with the result that the Fund would have to exercise its options in order to realize any profit or allow the option to expire. The inability to close-out these options may result in a loss to the Fund. If exercised, the Fund would incur brokerage commissions upon the subsequent disposition of underlying securities acquired. The success of any hedging position depends on the ability of the Advisor to predict stock and interest rate movement.

- In connection with futures and options, the Funds will maintain certain collateral in special accounts established by Futures Commission Merchants in the care of the Funds' custodian bank. While the Funds do not engage in futures for speculative purposes, there are risks which result from the use of futures. Such risks are described in this Prospectus and the Statement of Additional Information. The Funds are not registered as commodity pool operators and the Advisor is not registered as a commodities trading advisor, in reliance upon various exemptive rules.

PORTFOLIO TURNOVER

The Funds expect a portfolio turnover rate higher than that of other funds with similar objectives. Each Fund presently estimates that its annualized portfolio turnover rate generally will not exceed 300%. Depending on factors, including market volatility, deviation may be substantial. Higher portfolio turnover rates may result in increased brokerage costs and other transaction costs, which could reduce the Funds' returns, as well as greater realization of gains and losses for tax purposes.

Rightime Family of Funds
[RIGHTIME LOGO]                                   Management of the Funds

BOARD OF DIRECTORS

The management of the business and affairs of the Funds is the responsibility of the Board of Directors of The Rightime Fund, Inc. (the "Company"). Each Fund is a series of the Company. The Board elects officers to manage the day-to-day affairs of the Funds. The Board is also responsible for selecting the Funds' Advisor and other service providers.

INVESTMENT ADVISOR

- The investments of each Fund are managed by Rightime Econometrics, Inc., 1095 Rydal Road, Rydal, PA 19046-1711. The Advisor has provided investment management services to the Funds and to separately managed accounts since 1979 and currently has approximately $1.8 billion (including the Funds) in assets under management.

- Pursuant to the Advisory Agreement for each Fund, the Advisor, subject to the supervision of the Company's Board of Directors, manages the assets of each Fund in accordance with the stated objective, policies and restrictions of the Fund. The Advisor is responsible for selecting brokers and dealers (including, when appropriate, Lincoln Investment Planning, Inc. or other affiliated broker/dealers) to execute transactions for each Fund. The Board has also authorized the Advisor and the Company's officers to consider sales of Fund shares when allocating brokerage, subject to the policy of obtaining best price and execution of such transactions. The Advisor will also keep certain books and records in connection with its services to each Fund.

- As compensation for its services, the Advisor receives a fee, computed daily and payable monthly, at the annualized rate of 0.50% of the combined average daily net assets (Class A and Class C) of each Fund.

Portfolio Manager -- David J. Rights, the Chairman of the Board, President, and Treasurer of The Rightime Fund, Inc., has been the Portfolio Manager of each Fund since its inception. Mr. Rights is the President and owner of all of the voting common stock of the Advisor, and has provided Lincoln Investment Planning, Inc. with investment research and related consulting services for over twenty years.

ADMINISTRATOR, TRANSFER AGENT AND CUSTODIAN

The Company has selected Rightime Administrators, Inc. to serve as the administrator of the Funds and to administer the Fund's affairs subject to the supervision of the Company's Board of Directors. Rightime Administrators, Inc. furnishes each Fund with office facilities, and with any ordinary clerical and bookkeeping services not furnished by the Fund's transfer agent or custodian. Rightime Administrators, Inc. has also retained Lincoln Investment Planning, Inc. to provide certain accounting and shareholder services for each Fund and to serve as transfer agent, dividend disbursing agent and redemption agent for the Funds. First Union National Bank acts as the custodian of the securities and cash of each Fund.


Rightime Family of Funds
[RIGHTIME LOGO]                         Shareholder Account Information

DISTRIBUTION OF SHARES

- Lincoln Investment Planning, Inc. ("Lincoln") promotes the distribution of the shares of Funds in accordance with Distribution Agreements with the Company for each Fund. Lincoln has retained RTE Securities, Inc., a separate broker/dealer firm, to provide consulting services and to assist with wholesaling activities for the Funds. David
J. Rights is also the owner of RTE Securities, Inc., as well as a consultant for Lincoln. Edward S. Forst, Sr., who is a Director and the Vice-President and Secretary of the Company, is also the Chairman of the Board of Lincoln. Mr. Rights and Mr. Forst are considered to be "affiliated persons" of the Funds under the Investment Company Act.

- As compensation for its services, Lincoln receives fees under each Fund's 12b-1 Distribution Plan, computed daily and payable monthly, at an annualized rate of each Fund's average daily net assets of 0.75% for The Rightime Fund and 0.50% and 1.00%, respectively, of the Class A and Class C shares of The Rightime Blue Chip Fund, The Rightime MidCap Fund, and The Rightime OTC Fund.

- The Distribution Plans limit each Fund's distribution costs to the annual rates listed above for payments to Lincoln, sales representatives or third parties who render promotional and distribution services, for items such as advertising expenses, selling expenses, commissions or travel reasonably intended to result in sales of shares of the Funds and for the printing of prospectuses sent to prospective investors. Any excess costs incurred by a Fund will be paid by Lincoln.

- Because these fees are paid out of the Funds' assets on an ongoing basis, over time these fees will increase the cost of your investment and may cost you more than paying other types of sales charges.

PRICING OF FUND SHARES

- The public offering price of each Fund, and of each Class of a Fund, consists of the net asset value per share next calculated plus any applicable sales charge. The net asset value of each class of shares of a Fund equals the total value of that class' net assets divided by its shares outstanding. Both Class A and Class C share prices are calculated as of the close of regular trading on the New York Stock Exchange (NYSE) each day that the NYSE is open for business. Expenses and fees of each Fund are accrued daily and taken into account for the purpose of determining the NAV.

- The Rightime Fund will value redeemable securities issued by open-end investment companies using their respective NAV determined at the close of the NYSE. All Funds will value a portfolio security listed on a securities exchange at the last sales price on the security's principal exchange on that day. Listed securities not traded on an exchange that day, and other securities which are traded in the over-the-counter market will be valued at the last reported bid price in the market on that day, if any. Options and financial futures traded on national security or commodities exchanges are valued as of the close of trading of the underlying securities on such exchanges. Securities for which market quotations are not readily available and all other assets will be valued at their respective fair market value as determined in good faith by, or under procedures established by the Board of Directors.

PURCHASING SHARES

The following sections apply to all share classes of the Funds.

How to Invest

- You can purchase share of any Fund by contacting the Fund's
Distributor or by purchasing through a dealer or financial institution that has a dealer agreement with the Distributor, or you may invest directly

- Shares may be purchased initially by completing the enclosed application and mailing it, together with your check made payable to "The Rightime Fund, Inc." to either address:

Rightime Fund Quick Mail                          The Rightime Family of Funds
P.O. Box 13813                                    218 Glenside Avenue
Philadelphia, PA 19101-3813                       Wyncote, PA 19095-1595
(regular mail)                                    (express delivery)

Minimum Investment

- The minimum investment amount for each Class of shares is $1,000. Each Fund may waive the minimum investment amounts for qualified tax-sheltered retirement plans.

- Orders for purchases are effected at the offering price next calculated by each Fund.

- For information on how to purchase shares by wire, please contact the Fund at 1-800-866-9393.

Subsequent Investments

- Subsequent investments to existing accounts must be at least $25. Investments may be made at any time. Please include the "Invest By Mail" stub from your previous confirmation statement. It is important to include your account number with all subsequent purchases or correspondence.

- Sales charges may be reduced or waived for certain groups. Each Fund must be notified at the time of purchase that the purchase of shares would qualify for the reduced sales load. Consult the Funds' Statement of Additional Information, your financial advisor or the Funds for further details.

- The Company reserves the right in its sole discretion to:

* Suspend the offering of its shares;

* Reject purchase orders when it is in the best interest of a Fund; and

* Reduce or waive the minimum for initial and subsequent investments.

Account and Transaction Policies

- A Fund may charge a $15 annual maintenance fee to accounts which have no new purchases during a calendar year (excluding reinvestments of dividends and capital gains), and which have balances that remain below $1,000 during the last six months of that calendar year. The Fund will provide a 90-day notice to the shareholder, during which period the shareholder may increase their account balance to $1,000 in order to avoid any fee. The Fund will not charge a fee if the account balance declines below $1,000 solely as a result of a market decline or sales charge, or if the account is actively participating in a systematic withdrawal plan.

There are no sales charges for purchasing shares of The Rightime Fund. Class A shares of The Rightime Blue Chip Fund, The Rightime MidCap Fund and The Rightime OTC Fund are purchased at the offering price which reflects a maximum sales charge of 4.75%. Lower sales charges apply for larger purchases as follows:

-----------------------------------------------------------------------
                                              Sales Load as % of
                                     ------------------------------------
                                     Offering       Amount      Dealer's
Amount of Purchase                  Price        Invested    Concession*
-----------------------------------------------------------------------
Less than $50,000                    4.75%         4.99%       4.25%
$50,000 but under $100,000           3.75          3.90        3.35
$100,000 but under $500,000          2.75          2.83        2.45
$500,000 but under $1,000,000        1.75          1.80        1.55
$1,000,000 but under $2,000,000      0.75          0.76        0.65
For amounts of $2 million or more there is no sales load.
-----------------------------------------------------------------------

* In some circumstances, Lincoln may allow a larger percentage of the sales charge to dealers. Such dealers may have additional responsibilities under the federal securities laws.

Automatic Investing Plan

- Shareholders who want to invest regularly may participate in the Automatic Investing Plan. This plan allows you the opportunity to purchase shares through pre-authorized withdrawals from your bank account. The minimum investment amount is $25. These investments are made on the 15th day of each month or the next business day thereafter.

SELLING SHARES

- Shareholders can sell (redeem) their shares any day the NYSE is open, either through their financial advisor or directly through the Fund. Redemptions will be effected at the NAV next determined after the receipt of a redemption request that has been received in good order by the Fund's Transfer Agent.

- The Funds normally send redemption proceeds on the next business day but, in no event later than seven days, or earlier if required under applicable law. Delivery of the proceeds of a redemption of shares purchased and paid for by check or shares purchased by the automatic investing plan shortly before the receipt of the redemption request may be delayed until the Fund determines that its custodian has completed collection of the funds. This may take up to 15 days.

- Any redemption proceeds may be reinvested in the Fund without any sales charges within 90 days of the redemption date.

Redemptions By Mail

Redemption requests may be made in writing. The writing must:

* Include the identity of the shareholder's fund and account number,

* State the dollar amount or number of shares to be redeemed, and

* Include the signatures of all registered owners exactly as the account is registered.

Signature Guarantees

- The following redemption requests must be accompanied by a signature guarantee:

* Amounts in excess of $25,000,

* If the proceeds are to be made payable to someone other than the registered owner(s), or

* If the proceeds are to be sent elsewhere than the address of record.

A signature guarantee verifies the authenticity of the shareholder's signature and may be obtained from an acceptable financial institution such as a bank, savings and loan association, trust company, credit union, broker/dealer, registered securities association or clearing agency. A notarized signature is not acceptable.

Redemptions By Phone

- Redemptions by shareholders and their dealer representatives may be made by telephone by calling 1-800-866-9393. Telephone redemptions must be paid to the registered owner(s) and mailed to the address of record or wired to the bank account designated on record at the Fund. Telephone redemptions may not exceed $25,000 in any 15-day period. There are some additional restrictions on telephone redemptions. Please call the Fund for further information.

Accuracy of Instructions

- The Fund's transfer agent will employ reasonable procedures to confirm that instructions communicated by telephone are genuine. These calls are recorded for your protection. For the protection of the shareholder and the Fund, a transaction may be delayed or not implemented when the transfer agent is not reasonably satisfied that the telephone instructions are genuine. If such procedures are followed to ensure against unauthorized transactions, neither the Fund nor its transfer agent will be responsible for any losses.

In-Kind Redemptions

- If the Board of Directors determines that it would be detrimental to the best interest of the remaining shareholders of a Fund to make payment in cash, the Fund may pay the redemption price in whole or in part by distribution in kind of securities from the portfolio of the Fund. If shares are redeemed in kind, the redeeming shareholder may incur brokerage costs for converting the assets into cash.

Systematic Withdrawal Plan

- Shareholders with at least $5,000 in a Fund account can establish a Systematic Withdrawal Plan. Amounts of at least $25 can be withdrawn on a monthly, quarterly, semiannual or annual basis. If you are interested, please contact the Fund for instructions on how to establish this plan.

Account and Transaction Policies

- Each Fund reserves the right to redeem a shareholder's account where the account has fallen below $1,000. The Fund will advise the shareholder of its intention to redeem in writing at least 90 days prior to effecting such redemption. After the shareholder receives this notice, he or she may purchase additional shares in any amount necessary to bring the account back to $1,000. The Fund will not redeem an account that is worth less than $1,000 solely as a result of market decline, or if the account is actively participating in a systematic withdrawal plan. The Fund will not redeem a shareholder's account that has been charged an annual maintenance fee within the current calendar year.

- If the shares to be redeemed were issued in certificate form, the certificates must be endorsed and must be submitted with the redemption request.

- Under unusual or extreme circumstances, the Board of Directors may suspend the right of redemption or postpone the date of payment for seven days or more.

EXCHANGE OF SHARES

- The exchange privilege allows shareholders of a Fund to exchange all or part of their shares into shares of the same Class of any other Fund without paying an additional sales charge. No transaction fees are charged for exchanges, except that exchanges from The Rightime Fund (which has no front-end sales charge) into Class A shares of another Fund, will be subject to the sales charge of the other Fund.

- To complete an exchange of Class A or Class C Shares of a Fund you may:

*Make a telephone exchange request by calling the Fund at 1-800-866-9393.

Shareholders automatically receive this privilege, unless the shareholder waives it on the application or by notifying the Fund. Proper identification is needed at the time of the exchange. Shares issued in certificate form may not be exchanged by telephone.

or

*Write the Fund notifying us of your request to exchange shares of the Fund.

Write to The Rightime Fund, Inc., P.O. Box 13813, Philadelphia, PA
19101-3813.

- An exchange for tax purposes constitutes the sale of one Class of a Fund and the purchase of another Class. The sale may involve either a capital gain or loss to the shareholder for federal income tax purposes. (See "Dividends, Distributions and Taxes.")

- The exchange privilege may be changed or eliminated at any time without notice to shareholders.

DIVIDENDS, DISTRIBUTIONS AND TAXES

- Each Class of the Fund will declare and pay annual dividends to its respective shareholders of substantially all of its net investment income, if any, earned during the year from investments and will distribute gains, if any, once a year. Reinvestments of dividends and distributions in additional shares of each Class of the Fund will be made at the net asset value determined on the payable date, unless the shareholder elected to receive the dividends and/or distributions in cash. An election may be changed at any time by notifying the Fund.

- In general, distributions from each Class of Fund are taxable to you as either ordinary income or capital gains. This is true whether you reinvest your distributions in additional shares of a Class of a Fund or receive them in cash. Any long-term capital gains distributed by each Class of a Fund are taxable to you as long-term capital gains no matter how long you have owned your shares.

- Every January, you will receive a statement that shows the tax status of distributions you received for the previous year. Distributions declared in December but paid in January are taxable as if they were paid in December. Distributions taxed as capital gains may be taxable at different rates depending on how long the Fund holds its assets.

-When you sell your shares of a Class of a Fund, you may have a capital gain or loss. For tax purposes, an exchange of your shares of a Fund for shares of a different Rightime Fund is the same as a sale. The tax rate on any gain from the sale or exchange of your shares depends on how long you have held your shares. Fund distributions and gains from the sale or exchange of your shares will generally be subject to state and local income tax. Non-U.S. investors may be subject to U.S. withholding and estate tax. You should consult your tax professional about federal, state, local or foreign tax consequences.

- By law, each Class of a Fund must withhold 31% of your distributions and proceeds if you do not provide your correct taxpayer identification number ("TIN") or certify that your TIN is correct, or if the IRS instructs a Fund to do so.

Rightime Family of Funds
[RIGHTIME LOGO]                         Other Information About the Funds

SHAREHOLDER INQUIRIES

Please direct any questions or requests that you may have concerning the Funds by calling 1-800-866-9393 or by writing to The Rightime Fund, Inc., P.O. Box 13813, Philadelphia, PA 19101-3813.

FINANCIAL HIGHLIGHTS

The financial highlights tables on the following pages are intended to help shareholders understand the recent financial performance for The Rightime Fund and the Class A Shares of The Rightime Blue Chip Fund,
The Rightime MidCap Fund and The Rightime OTC Fund during the past five fiscal years ended October 31. As of the date of this Prospectus, Class C Shares of The Rightime Blue Chip Fund, The Rightime MidCap Fund and The Rightime OTC Fund had not been offered to investors. The Funds' financial highlights for each of the periods presented have been audited by Tait, Weller & Baker, independent auditors. Total returns represent the rate that an investor would have earned or lost on an investment in the Fund, assuming reinvestment of all dividends and distributions. The Funds' financial statements, notes to financial statements and report of independent auditors are included in the Funds' Annual Report to Shareholders and are incorporated by reference into the Statement of Additional Information. The Statement of Additional Information as well as in the Funds' Annual Report to Shareholders, are available free of charge upon request.




Rightime
Financial
Family of Funds
Highlights
[RIGHTIME LOGO]                                           (For a
Share Outstanding Throughout Each Year Ended December 1)

The Rightime Fund                                    2000
1999            1998             1997            1996
-------------------------------------------  ------------
------------    ------------     ------------    ------------
Net Asset Value, Beginning of Year 				$33.97
$35.13          $29.95           $32.09          $37.55
Net Investment Income (Loss) 					0.40
0.33            0.43             0.43            1.14
Net Realized and Unrealized Gains
(Losses) on Investments 					(0.27)
3.49            5.16            (1.24)           2.11
Total from Operations 						0.13
3.82            5.59            (0.81)           3.25
Distributions from Net Investment Income 			(0.69)
(0.41)          (0.41)           (0.42)          (0.77)
Distributions from Realized Capital Gains 		(3.99)
(4.57)             --            (0.91)          (7.94)
Total Distributions 						(4.68)
(4.98)          (0.41)           (1.33)          (8.71)
Net Asset Value, End of Year 					$29.42
$33.97          $35.13           $29.95          $32.09
Total Return(1) 							(0.98)%
10.61%          18.86%           (2.77)%          8.96%
Net Assets, End of Year 				$88,115,235
$112,630,370    $110,598,723     $126,001,807    $166,490,280
Ratio of Expenses to Average Net Assets 			2.48%
2.51%           2.53%            2.45%           2.45%
Ratio of Net Investment Income (Loss) to
Average Net Assets 						1.17%
0.89%           1.12%            1.16%           3.11%
Portfolio Turnover 						159.81%
106.40%         117.73%           62.01%          15.40%


The Rightime Blue Chip Fund                          2000
1999            1998             1997           1996
-------------------------------------------  ------------
------------    ------------     ------------    ------------
Net Asset Value, Beginning of Year 				$40.33
$40.98          $32.27           $31.88          $32.84
Net Investment Income (Loss) 					(0.26)
(0.15)          (0.10)            0.03            0.40
Net Realized and Unrealized Gains
(Losses) on Investments 					(4.11)
4.13            8.83             0.83            3.52
Total from Operations 						(4.37)
3.98            8.73             0.86            3.92
Distributions from Net Investment Income 			--
--           (0.02)           (0.40)          (0.28)
Distributions from Realized Capital Gains 		(0.05)
(4.63)             --            (0.07)          (4.60)
Total Distributions 						(0.05)
(4.63)          (0.02)           (0.47)          (4.88)
Net Asset Value, End of Year 					$35.91
$40.33          $40.98           $32.27          $31.88
Total Return(1)
	(10.86)%
9.45%          27.06%            2.63%          12.26%
Net Assets, End of Year 				$197,301,383
$288,999,398    $271,415,783     $254,386,954    $277,639,083
Ratio of Expenses to Average Net Assets 			2.10%
2.09%           2.15%            2.09%           2.08%
Ratio of Net Investment Income (Loss) to
Average Net Assets 						(0.56)%
(0.36)%         (0.25)%           0.05%           1.25%
Portfolio Turnover 						6.43%
10.16%           7.97%           39.27%           1.30%

(1) Excludes sales charge






Financial

Highlights
                                                            (For a
Share Outstanding Throughout Each Year Ended October 31)

The Rightime MidCap Fund                             2000
1999            1998             1997            1996
-------------------------------------------  ------------
------------    ------------     ------------    ------------
Net Asset Value, Beginning of Year 				$34.19
$35.19          $29.12           $29.02          $32.95
Net Investment Income (Loss) 					(0.12)
(0.16)          (0.16)            0.27            0.49
Net Realized and Unrealized Gains
(Losses) on Investments 					0.62
5.71            7.13             1.33            2.56
Total from Operations 						0.50
5.55            6.97             1.60            3.05
Distributions from Net Investment Income 			0.00
--           (0.24)           (0.54)          (0.14)
Distributions from Realized Capital Gains 		(6.08)
(6.55)          (0.66)           (0.96)          (6.84)
Total Distributions 						(6.08)
(6.55)          (0.90)           (1.50)          (6.98)
Net Asset Value, End of Year 					$28.61
$34.19          $35.19           $29.12          $29.02
Total Return(1) 							1.56%
16.40%          24.53%            5.55%           9.65%
Net Assets, End of Year 				$62,744,724
$77,250,994     $67,492,574      $69,295,196     $80,303,960
Ratio of Expenses to Average Net Assets 			2.17%
2.16%           2.25%            2.15%           2.19%
Ratio of Net Investment Income (Loss) to
Average Net Assets 						(0.37)%
(0.48)%         (0.46)%           0.82%           1.72%
Portfolio Turnover 						20.93%
50.75%             --           107.08%           3.59%


The Rightime OTC  Fund                               2000
1999            1998             1997            1996
-------------------------------------------  ------------
------------    ------------     ------------    ------------
Net Asset Value, Beginning of Year				$32.50
$35.96	    $29.31		   $29.09		  $32.37
Net Investment Income (Loss)					0.21
0.24	 	    0.27		   0.17		  0.41
Net Realized and Unrealized Gains
(Losses) on Investments						(7.03)
3.19		    7.55		   1.52		  3.88
Total from Operations						(6.82)
3.43		    7.82		   1.69		  4.29
Distributions from Net Investment Income			(0.27)
(0.27)	    (0.15)		   (0.43)		  0.00
Distributions from Realized Capital Gains			(2.84)
(6.62)	    (1.02)		   (1.04)		  (7.57)
Total Distributions						(3.11)
(6.89)	    (1.17)		   (1.47)		  (7.57)
Net Asset Value, End of Year					$22.57
$32.50	    $35.96		   $29.31		  $29.09
Total Return(1)							(22.90)%
8.39%		    27.37%		   5.77%		  13.62%
Net Assets, End of Year					$6,670,091
$15,926,379	    $13,889,339	   $11,467,788	  $8,694,248
Ratio of Expenses to Average Net Assets			2.57%
2.21%		    2.35%		   2.35%		  2.42%
Ratio of Net Investment Income (Loss) to
Average Net Assets						0.56%
0.72%		    0.81%		   0.55%		  1.51%
Portfolio Turnover						360.82%
169.26%	    142.15%		   107.98%		  46.57%

(1) Excludes sales charge




Rightime Family of Funds
[RIGHTIME LOGO]

Rightime Family of Funds
218 Glenside Ave.
Wyncote, PA 19095-1594

Client Services Department
1-800-866-9393

Administrator
Rightime Administrators Inc.
218 Glenside Ave.
Wyncote, PA 19095-1594

Investment Advisor
Rightime Econometrics Inc.
1095 Rydal Road
Rydal, PA 19046

Distributor
Lincoln Investment Planning, Inc.
218 Glenside Ave.
Wyncote, PA 19095-1595

Custodian
First Union National Bank
123 South Broad Street
Philadelphia, PA 19109

Transfer Agent
Lincoln Investment Planning, Inc.
218 Glenside Ave.
Wyncote, PA 19095-1595

Legal Counsel
Greenberg Traurig, LLP.
2700 Two Commerce Square
Philadelphia, PA 19103

Auditors
Tait, Weller & Baker
Eight Penn Center, Suite 800
Philadelphia, PA 19103



For More Information About
the Rightime Family of Funds

STATEMENT OF ADDITIONAL INFORMATION ("SAI")

The SAI provides more detailed information about the Funds, and is incorporated by reference into this Prospectus. You may receive a free copy of the SAI by contacting us at 1-800-866-9393. You may also review and copy information about the Fund, including the SAI, at the SEC's public reference room in Washington, D.C. You can receive text-only copies:

(bullet) For a fee, by writing to the Public Reference Section of the SEC, Washington, D.C. 20549-0102,, by e-mail to the SEC at publicinfo@sec.gov. For information about the operation of the Public Reference Room, please call 1-202-942-8090.

(bullet) Free from the SEC's Internet Website at http://www.sec.gov

ANNUAL & SEMIANNUAL REPORTS

Additional information about each Fund's investments is available in the Funds' annual and semi-annual reports to shareholders. In each combined annual report you will find a discussion of the market conditions and investment strategies that affected the Funds' performance during the last fiscal year. You may receive free copies of these materials and request other information by contacting the Funds at 1-800-866-9393.

Investment Company Act File No.811-4231
















Rightime Family of Funds                                    30642.01
[RIGHTIME LOGO]

218 Glenside Avenue
Wyncote, Pennsylvania  19095-1594

The Rightime Blue Chip Plus Fund

The Rightime OTC Plus Fund

Prospectus
December 31, 2000

As with all mutual funds, the U.S. Securities and Exchange Commission has not approved or disapproved these securities and has not determined the accuracy or completeness of this Prospectus. It is a criminal offense to state otherwise.

Rightime Family of Funds                          Prospectus
[RIGHTIME LOGO]                                   December 31, 2000

TABLE OF CONTENTS:

Summary of the Plus Funds
-----------------------------------------------------------------------
Carefully review this very important section, which summarizes each Plus Fund's investment strategies, risks, performance and fees.

Overall Investment Philosophy
The Rightime Blue Chip Plus Fund
The Rightime OTC Plus Fund
Performance Information
Fees and Expenses

Investment Objectives, Strategies and Risks
-----------------------------------------------------------------------
Review this section for more detailed information on each Plus Fund's investment objectives, strategies and risks.

The Rightime Blue Chip Plus Fund
The Rightime OTC Plus Fund
Additional Investment Policies

Management of the Plus Funds
-----------------------------------------------------------------------
This section describes the management of the Plus Funds.

Board of Directors
Investment Advisor
Administrator, Transfer Agent and Custodian

Shareholder Account Information
-----------------------------------------------------------------------
This section explains how to open and maintain your account with us, including how to buy, sell and exchange shares of the Plus Funds.

Distribution of Shares
Pricing of Fund Shares
Purchasing Shares
Selling Shares
Dividends, Distributions and Taxes

Other Information About the Plus Funds
-----------------------------------------------------------------------
Shareholder Inquiries
Financial Highlights

Rightime Family of Funds


[RIGHTIME LOGO]                                   Summary of the Plus Funds

OVERALL INVESTMENT PHILOSOPHY

The Rightime Family of Funds is made up of six separate mutual funds managed according to a common investment philosophy. Two of the Funds are described in this prospectus, and four other Funds are included in a separate prospectus describing those Funds. Each Plus Fund described in this prospectus pursues its investment objective by investing in varying portfolios of securities. The investment objective of each Plus Fund is to achieve a high total return consistent with reasonable risk.

The investment advisor for each Plus Fund, Rightime Econometrics, Inc., uses analytical techniques that seek to anticipate and identify major market trends which the Advisor believes can affect securities markets over periods of time. Each Plus Fund will establish an "aggressive" portfolio strategy during periods when the Advisor anticipates a generally rising trend in the securities markets, by investing in securities that the Advisor believes will benefit from such a rising trend. During such times, each Plus Fund's pursuit of a high return is tempered by an attempt to limit the Fund to a reasonable level of risk. Each Plus Fund will establish a "conservative" portfolio strategy during periods when the Advisor anticipates a generally declining trend in securities markets, by investing in a manner that emphasizes dividend or interest income over gains, and seeks to maintain stability of principal. During this type of period, the Plus Funds utilize investment strategies which the Advisor believes offer greater protection from risk and more conservative expectations by restructuring each Plus Fund's portfolio to emphasize income over gains and maintenance of stability of principal.

In determining whether to establish an aggressive portfolio strategy or a conservative portfolio strategy, the Advisor evaluates a number of economic indicators such as relative value, monetary policy, investor sentiment, technical data and momentum. If the Advisor is incorrect in establishing an aggressive or conservative strategy, a Fund may lose opportunities for gains or it may experience losses.

During periods when the Fund adopts an aggressive portfolio strategy, each Plus Fund seeks to produce investment results that are greater than the performance of the principal benchmark index for that Fund.
Each Plus Fund seeks to achieve this result through the investment of borrowed funds. This practice is called "leveraging," and involves investment by each Plus Fund of assets that must be repaid to a lender. If the Plus Fund is not successful in achieving its strategy when it uses leverage, it may realize investment losses that are significantly worse than it would achieve without such borrowing.

The investment objective of each of the Plus Funds evaluates the return that the Fund seeks in reference to a level of risk that the Fund considers reasonable. For this reason, each Plus Fund will follow a conservative strategy when the Adviser deems it appropriate to reduce exposure to the market. The Fund believes that reducing the Plus Funds' exposure to market risk could permit the Fund to reduce the negative impact of a leveraged decline in market value, although there can be no assurance that the Adviser can succeed in reducing the Plus Funds' exposure to adverse market movements.

An investor considering an investment in the Plus Funds should recognize that the strategy of seeking to magnify the return achieved by the Funds through leveraging, while offering the opportunity for a higher total return than the Funds would achieve without such leveraging, involves additional risk that the Plus Funds may incur losses at a higher rate than would occur in the absence of such borrowing.

THE RIGHTIME BLUE CHIP PLUS FUND

INVESTMENT OBJECTIVE

- The investment objective of the Fund is to achieve a high total return consistent with reasonable risk.

PRINCIPAL INVESTMENT STRATEGIES

Core Investments

- The Fund seeks to achieve its objective by investing primarily in blue chip securities ("Blue Chips") and in instruments such as options or futures that are based on Blue Chips. Blue Chips include common stocks of companies that have: large market capitalization ($5 billion or more); an established history of earnings and dividends; a large number of public shareholders; and are traded on major stock exchanges. At least 65% of the Fund's assets will be invested in Blue Chips and related instruments, and up to 100% may be so invested.

Investment Style

- When using an aggressive strategy, the Fund will invest in Blue Chips and related instruments such as stocks, investment grade bonds and other debt obligations, options and futures which it believes will benefit from a rising trend in securities markets.

- When using a conservative strategy, the Fund may invest up to 35% of its assets in securities other than Blue Chip securities, such as cash, cash equivalents, investment grade bonds and other debt obligations of any maturity in an effort to control risk.

- In utilizing both the aggressive and conservative strategies, the Fund may use options or futures on securities or indexes as hedging techniques to assist the Advisor in restructuring the portfolio.

Leveraging

- In addition to the amounts invested in the Plus Fund by its shareholders, the Fund may borrow additional funds to invest in Blue Chip securities and related instruments. Although the Adviser to the Rightime Blue Chip Plus Fund selects its investments in a manner similar to the way that investments are selected for the Rightime Blue Chip Fund, the investment results of the Plus Fund could reflect a higher rate of gain or loss than the Fund that does not use leveraging techniques.

PRINCIPAL RISKS

Leveraging Risk

- The Plus Funds employ leveraged investment techniques. Leverage seeks to achieve a gain on a capital base that is larger than the amount invested in the Fund. While this technique can magnify the effect of gains, it can also magnify the effect of losses. In addition, the cost of the funds borrowed for investment purposes can exceed the income and gain that are achieved by the investments, or reduce that income or gain. Therefore, Plus Fund shareholders may find that the costs associated with the borrowing could reduce or even eliminate the income and gain achieved by investments acquired with borrowed funds.

Market Risk

- Common stock prices fluctuate in response to market, economic and business conditions and can decline over short or even extended periods. Therefore, the value of your investment may vary and you could lose money.

Analytical Risk

- The Advisor uses analytical techniques to anticipate and identify major market trends in order to restructure the Plus Fund's portfolio under an aggressive or conservative strategy. If the Advisor incorrectly judges turns in the market, the Plus Fund may lose opportunities for gains or it may experience losses, including losses magnified by the effects of leveraging

Interest Rate Risk

- The Fund's investments in bonds or debt obligations respond to changes in interest rates and to perceptions of creditworthiness of individual issuers. Generally, fixed income securities may fluctuate in value as interest rates rise and fall.

Hedging Risk

- The use of hedging techniques carries additional risks. The success or failure of any hedging position depends on the ability of the Fund's Advisor to predict stock and interest rate movements.

THE RIGHTIME OTC PLUS FUND

INVESTMENT OBJECTIVE

- The investment objective of the Fund is to achieve a high total return consistent with reasonable risk.

PRINCIPAL INVESTMENT STRATEGIES

Core Investments

- The Fund seeks to achieve its objective by investing primarily in securities traded in the over-the-counter ("OTC") market and in instruments such as options or futures that are based upon OTC securities. OTC securities include companies that are traded on the NASDAQ stock exchange and have large, medium or small market capitalization. At least 65% of the Fund's assets will be invested in OTC securities and related instruments, and up to 100% may be so invested.

Investment Style

- When using an aggressive strategy, the Fund will invest in OTC securities and related instruments which it believes will benefit from a rising trend in securities markets

- When using a conservative strategy, the Fund may invest up to 35% of its assets in securities other than those traded in the OTC market, such as cash, cash equivalents, investment grade bonds and other debt obligations of any maturity in an effort to control risk.

- In utilizing both the aggressive and conservative strategies, the Fund may use options or futures on securities or indexes as hedging techniques to assist the Advisor in restructuring the portfolio.

Leveraging

- In addition to the amounts invested in the Plus Fund by its shareholders, the Fund may borrow additional funds to invest in OTC securities and related instruments. Although the Adviser to the Rightime OTC Plus Fund selects its investments in a manner similar to the way that investments are selected for the Rightime OTC Fund, the investment results of the Plus Fund would normally reflect a higher rate of gain or loss than the Fund that does not use leveraging techniques.

PRINCIPAL RISKS

Leveraging Risk

- The Plus Funds employ leveraged investment techniques. Leverage seeks to achieve a gain on a capital base that is larger than the amount invested in the Fund. While this technique can magnify the effect of gains, it can also magnify the effect of losses. In addition, the cost of the funds borrowed for investment purposes can exceed the income and gains that are achieved by the investments, or reduce that income or gain. Therefore, Plus Fund shareholders may find that the costs associated with the borrowing could reduce or even eliminate the income and gain achieved by investments acquired with borrowed funds.

Market Risk

- Common stock prices fluctuate in response to market, economic and business conditions and can decline over short or even extended periods. Stocks of OTC companies generally are subject to larger price fluctuations than securities issued by more seasoned companies.
Therefore, the value of your investment may vary and you could lose money.

Trading Risk

- As a result of the Plus Fund's focus on securities traded in the OTC market, the Plus Fund may invest in smaller, less well-known companies which may involve greater risk than investing in securities of more established companies. The Plus Fund's OTC criteria may limit the availability of investment opportunities. Smaller companies often have limited product lines, markets or financial resources, and their management may lack depth and experience. In addition, these securities may not be as widely researched in the market.

Analytical Risk

- The Advisor uses analytical techniques to anticipate and identify major market trends in order to restructure the Fund's portfolio under an aggressive or conservative strategy. If the Advisor incorrectly judges turns in the market, the Plus Fund may lose opportunities for gains or it may experience losses.

Interest Rate Risk

- The Fund's investments in bonds or debt obligations respond to changes in interest rates and to perceptions of creditworthiness of individual issuers. Generally, fixed income securities may fluctuate in value as interest rates rise and fall.

Hedging Risk

- The use of hedging techniques carries additional risks. The success or failure of any hedging position depends on the ability of the Fund's Advisor to predict stock and interest rate movements.

The Funds may not achieve their respective investment goals and they are not intended to serve as a complete investment program. Investments in the Funds are not bank deposits and are not insured or guaranteed by the Federal Deposit Insurance Corporation (FDIC) or any other government agency.

PERFORMANCE INFORMATION

The Blue Chip Plus Fund and the OTC Plus Fund offer two classes of shares - Class A and Class C shares. The Plus Funds are new series offered by The Rightime Family of Funds. Accordingly, they do not have any performance history of their own. The returns for both Classes are expected to be substantially similar because each Class is invested in the same portfolio of securities, except that the annual returns will differ to the extent that the Classes do not have the same expenses.

EXPENSES AND FEES OF EACH CLASS OF SHARES OF THE RIGHTIME FUNDS

The following tables describe the fees and expenses that you may pay if
you buy and hold Shares of the Funds.   The fees and expenses that you
may pay if you buy and hold Class A Shares of the Funds are based on actual expenses. The fees and expenses for the Class C Shares of the Funds are based on estimated expenses.

Shareholder Transaction Fees (Fees paid directly from your investment)
--------------------------------------------------------------------------
                              The Rightime                The Rightime
                           Blue Chip Plus Fund            OTC Plus Fund
                        --------------------------    ---------------------
                           Class A      Class C         Class A    Class C
--------------------------------------------------------------------------
Maximum Sales Charge
(Load) on Purchases
(as a percentage of
offering price)            4.75%         None           4.75%       None
--------------------------------------------------------------------------
Maximum Sales Charge
(Load) Imposed on
Reinvested Dividends        None         None            None       None
--------------------------------------------------------------------------
Redemption Fee
(as a percentage of
offering price)             None         None            None       None
--------------------------------------------------------------------------
Exchange Fee                None         None            None       None
--------------------------------------------------------------------------
Maximum Account Fee (1)     None         None            None       None
--------------------------------------------------------------------------





Annual Operating Expenses (Expenses that are deducted from Fund assets)
--------------------------------------------------------------------------
                              The Rightime                The Rightime
                           Blue Chip Plus Fund            OTC Plus Fund
                        --------------------------    ---------------------
                           Class A      Class C         Class A    Class C
--------------------------------------------------------------------------
Management fee             0.50%        0.50%           0.50%      0.50%
Distribution and
Service (12b-1) Fees       0.50%(2)     1.00%(3)        0.50%(2)   1.00%(3)
Other Expenses             1.00%*       1.00%*          1.00%      1.00%*
Total Operating
Expenses                   2.00%*       2.50%*          2.00%      2.50%*
--------------------------------------------------------------------------
(1) A Fund may charge a $15 annual maitenance fee to accounts which have no new purchases during a calander year (excluding reinvestments of dividends and capital gains), and which have balances that remain below $1,000 during the last six months of that calendar year. The Fund will provide a 90-day notice to the shareholder, during which period the shareholder may increase their account balance to $1,000 in order to avoid any fee. The Fund will not charge a fee if the account balance declines below $1,000 soley as a result of a market decline or sales charge, or if the account is actively participating in a systematic withdrawal plan.
(2) Actual 12b-1 fees are 0.25%; service fees equal 0.25%.
(3) Actual 12b-1 fees are 0.75%; service fees equal 0.25%.

* Amount is based on estimated expenses to be incurred in the first year of operations.

Expense Example

The following Expense Example is intended to show the expenses that you could pay over time and will help you to compare the cost of investing in each Class of Shares of the Funds with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in each Fund for the time periods indicated and then redeem all of your shares at the end of the period. The Example also assumes that you earn a 5% return each year, and the operating expenses remain the same throughout the period.

Because the Funds are new, expenses for the 5 Year and 10 Year periods are not required to be shown. This Example is for comparison only. Actual fees and expenses may be different.

--------------------------------------------------------------------------
                              The Rightime                The Rightime
                           Blue Chip Plus Fund            OTC Plus Fund
--------------------------------------------------------------------------
                           Class A      Class C         Class A    Class C
                        --------------------------    ---------------------
1 Year                     $669          $254           $669        $254
3 Years                    $1074         $780           $1074       $780
--------------------------------------------------------------------------


Rightime Family of Funds       Additional Discussion of Principal
[RIGHTIME LOGO]                Investment Strategies and Principal Risks

The Advisor uses detailed analytical techniques (Aggressive Strategy or Conservative Strategy) in an effort to anticipate and identify major market trends which the Advisor believes can affect securities markets over periods of time. The Advisor uses this approach to periodically restructure each Fund's portfolio of investments to increase gains or income, or to avoid losses.

Although the investment objectives of the Plus Funds are the same, the types of securities that they will normally hold in their portfolios are different. The Plus Funds use a variety of investment techniques in an effort to balance portfolio risks and to hedge market risks.

In addition, when the Advisor anticipates volatile or abnormal market conditions, each Fund may adopt a temporary defensive position to protect the value of its portfolio assets by investing up to 100% of its assets in cash or cash equivalent investments such as U.S. Government or money market securities. A temporary defensive position reduces a Fund's ability to pursue its investment objective.

THE RIGHTIME BLUE CHIP PLUS FUND

Investment Objective

- The Fund's objective is to achieve a high total return consistent with reasonable risk.

Principal Investment Strategy

- The Fund seeks to achieve this objective by using either an aggressive or conservative strategy depending on market conditions, and by investing primarily in Blue Chips.

- The Fund may also make other investments that are consistent with its
objective and policies.   The Fund will use a variety of investment
techniques in an effort to generate a high total return, which is made up of the net appreciation in the value of its portfolio of investments, together with the interest and dividend income generated by such investments. The Fund's pursuit of high total return is tempered by an attempt to limit the Fund to a reasonable level of risk at all times.

Investment Emphasis

- Blue Chips include common stocks that are included in the S&P 500 Index, a stock index of 500 common stocks that is a widely recognized index of stock market performance; stocks that are included in the Dow Jones Industrial Average Index of 30 common stocks, a widely recognized index of general stock market movement; or stocks of other issuers of similar size or market depth (such as the largest 100 stocks on the NASDAQ National Market System). Such Blue Chip securities generally have the following characteristics:

* Large capitalization (greater than $5 billion);

* An established history of earnings and dividends; and

* Large number of publicly held shares and high trading volume, resulting in a high degree of liquidity.

- Market capitalization means the total market value of a company's outstanding common stock and does not necessarily bear any correlation to other financial attributes used to describe the size of the company, such as levels of assets, revenues or income.

- The Fund may also invest in Blue Chip instruments, which include options, stock index options, financial futures or options on such futures, all of which are based on Blue Chips. At least 65% of the Fund's assets, except when maintaining a temporary defensive position, will be invested in Blue Chips or Blue Chip instruments, and up to 100% may be so invested.

-The Fund will invest primarily in Blue Chips, but may also invest in securities convertible into common stocks, preferred stocks and other securities, including investment grade bonds and other debt obligations of any maturity, cash equivalents (such as certificates of deposit or repurchase agreements), and stock options, stock index options, financial futures and options on such futures. These securities are selected by the Advisor generally on the basis of industry analysis, including analysis of underlying economic factors, financial characteristics and trends, securities prices and trends, sales, earnings, products or services, new technology and markets.

- The Fund also seeks to achieve its objective by making other investments selected in accordance with the Fund's investment restrictions and policies. The Fund generally seeks to invest in securities that the Advisor has determined are consistent with reasonable risk. The Fund will use a variety of investment techniques in an effort to generate a high total return consisting of the sum of interest, dividend and other income and net realized and unrealized appreciation in the value of the Fund's portfolio of Blue Chips and Blue Chip instruments. The Fund's pursuit of high total return is tempered by an attempt to limit the Fund to a reasonable level of risk at all times.

Investments During Use of Aggressive Strategy

- During periods when the Advisor anticipates a rising trend in the securities markets, it will seek to achieve the Fund's objective by establishing an aggressive strategy to invest in a portfolio of securities which the Advisor believes will benefit from such a trend.

- In order to make allowance for cash needs of the Fund or when the Fund is otherwise pursuing appreciation in its portfolio, the Fund may also invest up to 35% of its asset value in investment vehicles which are not Blue Chips, such as stocks, stock options, stock index options, financial futures and options on such futures.

- Investments in stock options, stock index options, financial futures or options on such futures may be used to hedge the value of the Fund's uninvested cash or cash equivalent investments. This technique is designed to enable the Fund to quickly become more fully invested during a rising market while the Advisor seeks appropriate new investments. Such instruments also are utilized to "hedge" the risk that may exist during the period when the Advisor is selecting suitable investments to restructure the portfolio, and are not entered into for speculative purposes.

Investments During Use of Conservative Strategy

- When the Advisor anticipates a generally declining trend in securities markets, it will establish a conservative strategy to seek to achieve its objective by investing up to 35% in securities other than Blue Chips , such as cash, cash equivalents, bonds and other debt obligations.

- In applying the conservative strategy to securities selection, a greater emphasis is placed on controlling risk, consistent with the objective of the Fund. In addition, the Fund may also seek to achieve its objective during such a period without disturbing or restructuring the portfolio established during an aggressive period by using cash, cash equivalents, proceeds of maturing securities and net assets to purchase or sell other investments such as stocks, bonds and other debt obligations, stock options, stock index options, or financial futures and options on such futures.

THE RIGHTIME OTC PLUS FUND

Investment Objective

- The Fund's objective is to achieve a high total return consistent with reasonable risk.

Principal Investment Strategy

- The Fund seeks to achieve this objective by using either an aggressive or conservative strategy depending on market conditions, and by investing primarily in OTC securities.

- The Fund may also make other investments that are consistent with its
objective and policies.   The Fund will use a variety of investment
techniques in an effort to generate a high total return, which is made up of the net appreciation in the value of its portfolio of investments, together with the interest and dividend income generated by such investments. The Fund's pursuit of high total return is tempered by an attempt to limit the Fund to a reasonable level of risk at all times.

Investment Emphasis

- OTC securities include common stocks that are traded in the over-the-counter market, and may be included The NASDAQ Composite Index or The NASDAQ 100 Index, and options, stock index options, stock index futures and options on stock index futures, based on OTC securities.

- OTC companies include companies with large-size market capitalization ("LargeCaps"), medium size capitalization ("MidCaps"), and small-sized market capitalization ("SmallCaps").

* LargeCap stocks generally have a market capitalization greater than $5 billion, a large number of publicly held shares and high trading volume, resulting in a high degree of liquidity.

* MidCap stocks generally have a market capitalization between $200 million and $5 billion, a moderate number of publicly held shares and moderate trading volume, resulting in a moderate degree of liquidity.

* SmallCap stocks generally have a market capitalization that is less than $200 million, a smaller number of publicly held shares and smaller trading volume, resulting in the risk there there will be a lesser degree of liquidity.

- Market capitalization means the total market value of a company's outstanding common stock and does not necessarily bear any correlation to other financial attributes used to describe the size of the company, such as levels of assets, revenues or income.

- The Fund may also invest in OTC instruments, which include options, stock index options, financial futures or options on such futures, all of which are based on OTC securities. At least 65% of the Fund's assets, except when maintaining a temporary defensive position, will be invested in OTC securities or OTC instruments, and up to 100% may be so invested.

-The Fund will invest primarily in common stocks of OTC companies, but may also invest in securities convertible into common stocks, preferred stocks and other securities, including investment grade bonds and other debt obligations of any maturity, cash equivalents (such as certificates of deposit or repurchase agreements), and stock options, stock index options, financial futures and options on such futures. These securities are selected by the Advisor generally on the basis of industry analysis, including analysis of underlying economic factors, financial characteristics and trends, securities prices and trends, sales, earnings, products or services, new technology and markets.

- The Fund's investments in smaller, less well-known companies may involve greater risks than are inherent in securities of more established companies.

- The Fund also seeks to achieve its objective by making other investments selected in accordance with the Fund's investment restrictions and policies. The Fund generally seeks to invest in securities that the Advisor has determined are consistent with reasonable risk. The Fund will use a variety of investment techniques in an effort to generate a high total return consisting of the sum of interest, dividend and other income and net realized and unrealized appreciation in the value of the Fund's portfolio of OTC securities and OTC instruments. The Fund's pursuit of high total return is tempered by an attempt to limit the Fund to a reasonable level of risk at all times.

Investments During Use of Aggressive Strategy

- During periods when the Advisor anticipates a rising trend in the securities markets, it will seek to achieve the Fund's objective by establishing an aggressive strategy to invest in a portfolio of securities which the Advisor believes will benefit from such a trend.

- In order to make allowance for cash needs of the Fund or when the Fund is otherwise pursuing appreciation in its portfolio, the Fund may also invest up to 35% of its asset value in investment vehicles which are not OTC securities, such as stocks, stock options, stock index options, financial futures or options on such futures.

- Investments in stock options, stock index options, financial futures or options on such futures may be used to hedge the value of the Fund's un-invested cash or cash equivalent investments. This technique is designed to enable the Fund to quickly become more fully invested during a rising market while the Advisor seeks appropriate new investments. Such instruments also are utilized to "hedge" the risk that may exist during the period when the Advisor is selecting suitable investments to restructure the portfolio, and are not entered into for speculative purposes.

Investments During Use of Conservative Strategy

- When the Advisor anticipates a generally declining trend in securities markets, it will establish a conservative strategy to seek to achieve its objective by investing up to 35% in securities other than OTC securities such as cash, cash equivalents, bonds and other debt obligations.

- In applying the conservative strategy to securities selection, a greater emphasis is placed on controlling risk, consistent with the objective of the Fund. In addition, the Fund may also seek to achieve its objective during such a period without disturbing or restructuring the portfolio established during an aggressive period by using cash, cash equivalents, proceeds of maturing securities and net assets to purchase or sell other investments such as stocks, bonds and other debt obligations, stock options, stock index options, or financial futures and options on such futures.

ADDITIONAL INVESTMENT POLICIES

Derivatives and Associated Risks

- The Funds may engage in a variety of transactions using "derivatives," such as financial futures and options. Financial futures include stock index futures and futures on other types of securities or indexes.

- The Funds may also invest in options on securities or indexes.

- Derivatives are financial instruments whose value depends upon, or is derived from, the underlying investment, pool of investments, index or currency. The Funds intends to invest in such instruments that are traded on U.S. exchanges, or in individually negotiated transactions with other parties (also known as "over-the-counter").

- The Funds will engage in such transactions in an effort to enhance its individual objective by receiving premiums for writing covered call and put options, to protect itself against increases in the prices of securities it may ultimately want to buy, and also to protect itself against declines in market value of its common stocks and/or investment company holdings.

- The selection of the foregoing techniques or any combination of them to be used at any particular time will depend upon an assessment by the Fund's Advisor as to the relative implementation costs and the liquidity of the particular secondary market in which such derivatives are traded.

- An option position may be closed out only on an exchange or with a dealer who provides a secondary market for an option of the same series. Although the Funds generally will purchase or write only those options for which the Advisor believes there is an active secondary market, there is no assurance that a liquid secondary market on an exchange will exist for any particular option. In such event, it might not be possible to effect closing transactions in particular options, with the result that the Fund would have to exercise its options in order to realize any profit or allow the option to expire. The inability to close-out these options may result in a loss to the Fund. If exercised, the Fund would incur brokerage commissions upon the subsequent disposition of underlying securities acquired. The success of any hedging position depends on the ability of the Advisor to predict stock and interest rate movement.

- In connection with futures and options, the Plus Funds will maintain certain collateral in special accounts established by Futures Commission Merchants in the care of the Funds' custodian bank. While the Funds do not engage in futures for speculative purposes, there are risks which result from the use of futures. Such risks are described in this Prospectus and the Statement of Additional Information. The Funds are not registered as commodity pool operators and the Advisor is not registered as a commodities trading advisor, in reliance upon various exemptive rules.

PORTFOLIO TURNOVER

The Plus Funds expect a portfolio turnover rate higher than that of other funds with similar objectives. Each Plus Fund presently estimates that its annualized portfolio turnover rate generally will not exceed 300%. Depending on factors, including market volatility, deviation may be substantial. Higher portfolio turnover rates may result in increased brokerage costs and other transaction costs, which could reduce the Funds' returns, as well as greater realization of gains and losses for tax purposes.

Rightime Family of Funds

[RIGHTIME LOGO]                                   Management of the Funds

BOARD OF DIRECTORS

The management of the business and affairs of the Plus Funds is the responsibility of the Board of Directors of The Rightime Fund, Inc. (the "Company"). Each Plus Fund is a series of the Company. The Board elects officers to manage the day-to-day affairs of the Funds. The Board is also responsible for selecting the Funds' Advisor and other service providers.

INVESTMENT ADVISOR

- The investments of each Fund are managed by Rightime Econometrics, Inc., 1095 Rydal Road, Rydal, PA 19046-1711. The Advisor has provided investment management services to the Funds and to separately managed accounts since 1979 and currently has approximately $1.8 billion (including the Funds) in assets under management.

- Pursuant to the Advisory Agreement for each Fund, the Advisor, subject to the supervision of the Company's Board of Directors, manages the assets of each Plus Fund in accordance with the stated objective, policies and restrictions of the Fund. The Advisor is responsible for selecting brokers and dealers (including, when appropriate, Lincoln Investment Planning, Inc. or other affiliated broker/dealers) to execute transactions for each Fund. The Board has also authorized the Advisor and the Company's officers to consider sales of Fund shares when allocating brokerage, subject to the policy of obtaining best price and execution of such transactions. The Advisor will also keep certain books and records in connection with its services to each Fund.

-As compensation for its services, the Advisor receives a fee, computed daily and payable monthly, at the annualized rate of 0.50% of the combined average daily net assets (Class A and Class C) of each of The Rightime Funds.

Portfolio Manager -- David J. Rights, the Chairman of the Board, President, and Treasurer of The Rightime Fund, Inc., has been the Portfolio Manager of each Fund since its inception. Mr. Rights is the President and owner of all of the voting common stock of the Advisor, and has provided Lincoln Investment Planning, Inc. with investment research and related consulting services for over nineteen years.

ADMINISTRATOR, TRANSFER AGENT
AND CUSTODIAN

The Company has selected Rightime Administrators, Inc. to serve as the administrator of the Funds and to administer the Fund's affairs subject to the supervision of the Company's Board of Directors. Rightime Administrators, Inc. furnishes each Fund with office facilities, and with any ordinary clerical and bookkeeping services not furnished by the Fund's transfer agent or custodian. Rightime Administrators, Inc. has also retained Lincoln Investment Planning, Inc. to provide certain accounting and shareholder services for each Fund and to serve as transfer agent, dividend disbursing agent and redemption agent for the Funds. First Union National Bank acts as the custodian of the securities and cash of each Fund.

Rightime Family of Funds

[RIGHTIME LOGO]                          Shareholder Account Information

DISTRIBUTION
OF SHARES

- Lincoln Investment Planning, Inc. promotes the distribution of the shares of Funds in accordance with Distribution Agreements with the Company for each Fund. Lincoln has retained RTE Securities, Inc., a separate broker/dealer firm, to provide consulting services and to assist with wholesaling activities for the Funds. David J. Rights is also the owner of RTE Securities, Inc., as well as a consultant for Lincoln. Edward S. Forst, Sr., who is a Director and the Vice-President and Secretary of the Company, is also the Chairman of the Board of Lincoln. Mr. Rights and Mr. Forst are considered to be "affiliated persons" of the Funds under the Investment Company Act.

- As compensation for its services, Lincoln receives fees under each Fund's 12b-1 Distribution Plan, computed daily and payable monthly, at an annualized rate of each Fund's average daily net assets of 0.50% and 1.00%, respectively, of the Class A and Class C shares of The Rightime Blue Chip Plus Fund and The Rightime OTC Plus Fund.

- The Distribution Plans limit each Fund's distribution costs to the annual rates listed above for payments to Lincoln, sales representatives or third parties who render promotional and distribution services, for items such as advertising expenses, selling expenses, commissions or travel reasonably intended to result in sales of shares of the Funds and for the printing of prospectuses sent to prospective investors. Any excess costs incurred by a Fund will be paid by Lincoln.

- Because these fees are paid out of the Funds' assets on an ongoing basis, over time these fees will increase the cost of your investment and may cost you more than paying other types of sales charges.

PRICING OF FUND SHARES

- The share price of a share of a Fund is known as its public offering price. The public offering price of each Fund, and of each Class of a Fund, consists of the net asset value per share next calculated plus any applicable sales charge. The net asset value of each class of shares of a Fund equals the total value of that Class' net assets divided by its shares outstanding. Both Class A and Class C share prices are calculated as of the close of regular trading on the New York Stock Exchange (NYSE) each day that the NYSE is open for business. Expenses and fees of each Fund are accrued daily and taken into account for the purpose of determining the NAV.

PURCHASING
SHARES

The following sections apply to all share classes of the Plus Funds.

How to Invest

- You can purchase shares of any Fund by contacting the Fund's
Distributor or by purchasing through a dealer or financial institution that has a dealer agreement with the Distributor, or you may invest directly.

- Shares may be purchased initially by completing the enclosed application and mailing it, together with your check made payable to "The Rightime Fund, Inc." to either address:

Rightime Fund Quick Mail                The Rightime Family of Funds
P.O. Box 13813                          218 Glenside Avenue
Philadelphia, PA 19101-3813             Wyncote, PA 19095-1595
(regular mail)                          (express delivery)

Minimum Investment

- The minimum investment amount for each Class of shares is $1,000. Minimum investment amounts for qualified tax-sheltered retirement plans.

- Orders for purchases are effected at the offering price next calculated by each Fund.

- For information on how to purchase shares by wire, please contact the Fund at 1-800-866-9393.

Subsequent Investments

- Subsequent investments to existing accounts must be at least $25. Investments may be made at any time. Please include the "Invest By Mail" stub from your previous confirmation statement. It is important to include your account number with all subsequent purchases or correspondence.

- Sales charges may be reduced or waived for certain groups. Each Fund must be notified at the time of purchase that the purchase of shares would qualify for the reduced sales load. Consult the Funds' of Additional Information, your financial advisor or the Funds for further details.

- The Company reserves the right in its sole discretion to:

* Suspend the offering of its shares;

* Reject purchase orders when it is in the best interest of a Fund;

* Reduce or waive the minimum for initial and subsequent investments.

Account and Transaction Policies

- A Fund may charge a $15 annual maintenance fee to accounts which have no new purchases during a calendar year (excluding reinvestments of dividends and capital gains), and which have balances that remain below $1,000 during the last six months of that calendar year. The Fund will provide a 90-day notice to the shareholder, during which period the shareholder may increase their account balance to $1,000 in order to avoid any fee. The Fund will not charge a fee if the account balance declines below $1,000 solely as a result of a market decline or sales charge, or if the account is actively participating in a systematic withdrawal plan.

Class A shares of The Rightime Blue Chip Plus Fund and The Rightime OTC Plus Fund are purchased at the offering price which reflects a maximum sales charge of 4.75%. Lower sales charges apply for larger purchases as follows:

-----------------------------------------------------------------------
                                              Sales Load as % of
                                     ------------------------------------
                                     Offering       Amount      Dealer's
Amount of Purchase                  Price        Invested    Concession*
-----------------------------------------------------------------------
Less than $50,000                    4.75%         4.99%       4.25%
$50,000 but under $100,000           3.75          3.90        3.35
$100,000 but under $500,000          2.75          2.83        2.45
$500,000 but under $1,000,000        1.75          1.80        1.55
$1,000,000 but under $2,000,000      0.75          0.76        0.65
For amounts of $2 million or more there is no sales load.
-----------------------------------------------------------------------

* In some circumstances, Lincoln may allow a larger percentage of the sales charge to dealers. Such dealers may have additional responsibilities under the federal securities laws.

Automatic Investing Plan

- Shareholders who want to invest regularly may participate in the Automatic Investing Plan. This plan allows you the opportunity to purchase shares through pre-authorized withdrawals from your bank account. The minimum investment amount is $25. These investments are made on the 15th day of each month or the next business day thereafter.

SELLING SHARES

- Shareholders can sell (redeem) their shares any day the NYSE is open, either through their financial advisor or directly through the Fund. Redemptions will be effected at the NAV next determined after the receipt of a redemption request that has been received in good order by the Fund's Transfer Agent.

- The Funds normally send redemption proceeds on the next business day but, in no event later than seven days, or earlier if required under applicable law. Delivery of the proceeds of a redemption of shares purchased and paid for by check or shares purchased by the automatic investing plan shortly before the receipt of the redemption request may be delayed until the Fund determines that its custodian has completed collection of the funds. This may take up to 15 days.

- Any redemption proceeds may be reinvested in the Fund without any sales charges within 90 days of the redemption date.

Redemptions By Mail

Redemption requests may be made in writing. The writing must:

* Include the identity of the shareholder's fund and account number,

* State the dollar amount or number of shares to be redeemed, and

* Include the signatures of all registered owners exactly as the account is registered.

Signature Guarantees

- The following redemption requests must be accompanied by a signature guarantee:

* Amounts in excess of $25,000,

* If the proceeds are to be made payable to someone other than the registered owner(s), or

* If the proceeds are to be sent elsewhere than the address of record.

A signature guarantee verifies the authenticity of the shareholder's signature and may be obtained from an acceptable financial institution such as a bank, savings and loan association, trust company, credit union, broker/dealer, registered securities association or clearing agency. A notarized signature is not acceptable.

Redemptions By Phone

- Redemptions by shareholders and their dealer representatives may be made by telephone by calling 1-800-866-9393. Telephone redemptions must be paid to the registered owner(s) and mailed to the address of record or wired to the bank account designated on record at the Fund. Telephone redemptions may not exceed $25,000 in any 15-day period. There are some additional restrictions on telephone redemptions. Please call the Fund for further information.

Accuracy of Instructions

- The Fund's transfer agent will employ reasonable procedures to confirm that instructions communicated by telephone are genuine. These calls are recorded for your protection. For the protection of the shareholder and the Fund, a transaction may be delayed or not implemented when the transfer agent is not reasonably satisfied that the telephone instructions are genuine. If such procedures are followed to ensure against unauthorized transactions, neither the Fund nor its transfer agent will be responsible for any losses.

In-Kind Redemptions

- If the Board of Directors determines that it would be detrimental to the best interest of the remaining shareholders of a Fund to make payment in cash, the Fund may pay the redemption price in whole or in part by distribution in kind of securities from the portfolio of the Fund. If shares are redeemed in kind, the redeeming shareholder may incur brokerage costs for converting the assets into cash.

Systematic Withdrawal Plan

- Shareholders with at least $5,000 in a Fund account can establish a Systematic Withdrawal Plan. Amounts of at least $25 can be withdrawn on a monthly, quarterly, semiannual or annual basis. If you are interested, please contact the Fund for instructions on how to establish this plan.

Account and Transaction Policies

- Each Fund reserves the right to redeem a shareholder's account where the account has fallen below $1,000. The Fund will advise the shareholder of its intention to redeem in writing at least 90 days prior to effecting such redemption. After the shareholder receives this notice, he or she may purchase additional shares in any amount necessary to bring the account back to $1,000. The Fund will not redeem an account that is worth less than $1,000 solely as a result of market decline, or if the account is actively participating in a systematic withdrawal plan. The Fund will not redeem a shareholder's account that has been charged an annual maintenance fee within the current calendar year.

- If the shares to be redeemed were issued in certificate form, the certificates must be endorsed and must be submitted with the redemption request.

- Under unusual or extreme circumstances, the Board of Directors may suspend the right of redemption or postpone the date of payment for seven days or more.

EXCHANGE OF SHARES

- The exchange privilege allows shareholders of a Fund to exchange all or part of their shares into shares of the same Class of any other Fund without paying an additional sales charge. No transaction fees are charged for exchanges, except that exchanges from The Rightime Fund (which has no front-end sales charge) into Class A shares of another Fund, will be subject to the sales charge of the other Fund.

- To complete an exchange of Class A or Class C Shares of a Fund you may:

*Make a telephone exchange request by calling the Fund at 1-800-866-9393. Shareholders automatically receive this privilege, unless the shareholder waives it on the application or by notifying the Fund. Proper identification is needed at the time of the exchange. Shares issued in certificate form may not be exchanged by telephone.

or

*Write the Fund notifying us of your request to exchange shares of the Fund. Write to The Rightime Fund, Inc., P.O. Box 13813, Philadelphia, PA 19101-3813.

- An exchange for tax purposes constitutes the sale of one Class of a Fund and the purchase of another Class. The sale may involve either a capital gain or loss to the shareholder for federal income tax purposes. (See "Dividends, Distributions and Taxes.")

- The exchange privilege may be changed or eliminated at any time without notice to shareholders.

DIVIDENDS, DISTRIBUTIONS AND TAXES

- Each Class of the Fund will declare and pay annual dividends to its respective shareholders of substantially all of its net investment income, if any, earned during the year from investments and will distribute gains, if any, once a year. Reinvestments of dividends and distributions in additional shares of each Class of the Fund will be made at the net asset value determined on the payable date, unless the shareholder elected to receive the dividends and/or distributions in cash. An election may be changed at any time by notifying the Fund.

- In general, distributions from each Class of Fund are taxable to you as either ordinary income or capital gains. This is true whether you reinvest your distributions in additional shares of a Class of a Fund or receive them in cash. Any long-term capital gains distributed by each Class of a Fund are taxable to you as long-term capital gains no matter how long you have owned your shares.

- Every January, you will receive a statement that shows the tax status of distributions you received for the previous year. Distributions declared in December but paid in January are taxable as if they were paid in December. Distributions taxed as capital gains may be taxable at different rates depending on how long the Fund holds its assets.

-When you sell your shares of a Class of a Fund, you may have a capital gain or loss. For tax purposes, an exchange of your shares of a Fund for shares of a different Rightime Fund is the same as a sale. The tax rate on any gain from the sale or exchange of your shares depends on how long you have held your shares. Fund distributions and gains from the sale or exchange of your shares will generally be subject to state and local income tax. Non-U.S. investors may be subject to U.S. withholding and estate tax. You should consult your tax professional about federal, state, local or foreign tax consequences.

- By law, each Class of a Fund must withhold 31% of your distributions and proceeds if you do not provide your correct taxpayer identification number ("TIN") or certify that your TIN is correct, or if the IRS instructs a Fund to do so.

Rightime Family of Funds

[RIGHTIME LOGO]                        Other Information About the Funds

SHAREHOLDER INQUIRIES

Please direct any questions or requests that you may have concerning the Funds by calling 1-800-866-9393 or by writing to The Rightime Fund, Inc., P.O. Box 13813, Philadelphia, PA 19101-3813.

Rightime Family of Funds
[RIGHTIME LOGO]

Rightime Family of Funds
218 Glenside Ave.
Wyncote, PA 19095-1594

Client Services Department
1-800-866-9393

Administrator
Rightime Administrators Inc.
218 Glenside Ave.
Wyncote, PA 19095-1594

Investment Advisor
Rightime Econometrics Inc.
1095 Rydal Road
Rydal, PA 19046

Distributor
Lincoln Investment Planning, Inc.
218 Glenside Ave.
Wyncote, PA 19095-1595

Custodian
First Union National Bank
123 South Broad Street
Philadelphia, PA 19109

Transfer Agent
Lincoln Investment Planning, Inc.
218 Glenside Ave.
Wyncote, PA 19095-1595

Legal Counsel
Greenberg Traurig, LLP.
2700 Two Commerce Square
Philadelphia, PA 19103

Auditors
Tait, Weller & Baker
Eight Penn Center, Suite 800
Philadelphia, PA 19103



For More Information About
the Rightime Family of Funds

STATEMENT OF ADDITIONAL INFORMATION

The SAI provides more detailed information about the Funds, and is incorporated by reference into this Prospectus. You may receive a free copy of the SAI by contacting us at 1-800-866-9393. You may also review and copy information about the Fund, including the SAI, at the SEC's public reference room in Washington, D.C. You can receive text-only copies:

* For a fee, by writing to the Public Reference Section of the SEC, Washington, D.C. 20549-0102,, by e-mail to the SEC at publicinfo@sec.gov. For information about the operation of the Public Reference Room, please call 1-202-942-8090.

* Free from the SEC's Internet Website at http://www.sec.gov

ANNUAL & SEMIANNUAL REPORTS

Once the Plus Funds have completed a year of operations, additional information about each Fund's investments will be available in the Funds' annual and semi-annual reports to shareholders. In each combined annual report you will find a discussion of the market conditions and investment strategies that affected the Funds' performance during the last fiscal year. You may receive free copies of these materials and request other information by contacting the Funds at 1-800-866-9393.

Investment Company Act File No.811-4231

The investment objective of each of the Plus Funds evaluates the return that the Fund seeks in reference to a level of risk that the Fund considers reasonable. For this reason, each Plus Fund will follow a conservative strategy when the Adviser deems it appropriate to reduce exposure to the market. The Fund believes that reducing the Plus Funds' exposure to market risk could permit the Fund to reduce the negative impact of a leveraged decline in market value, although there can be no assurance that the Adviser can succeed in reducing the Plus Funds' exposure to adverse market movements.




Rightime Family of Funds                           26028.04
[RIGHTIME LOGO]

For More Information About the Rightime Family of Funds

STATEMENT OF ADDITIONAL INFORMATION ("SAI")

The SAI provides more detailed information about the Funds and is incorporated by reference into this Prospectus. You may receive a free copy of the SAI by contacting us at 1-800-866-9393. You may also review and copy information about the Fund, including the SAI, at the SEC's public reference room in Washington, D.C. You can receive text-only copies:

* For a fee, by writing the Public Reference Section of the SEC, Washington, D.C. 20549-6009 or by calling (800) SEC-0330.

* Free from the SEC's Internet Website at http://www.sec.gov.

* Is there a website address where an SAI can be obtained by a prospective shareholder? If so, list address.

ANNUAL & SEMI-ANNUAL REPORTS

Additional information about each Funds' investments is available in the Funds' Annual and Semi-Annual reports to shareholders. In each combined annual report you will find a discussion of the market conditions and investment strategies that affected the Funds' performance during the last fiscal year. You may receive free copies of these materials and request other information by contacting the Funds at (800) 866-9393.

THE RIGHTIME FUND, INC.
218 GLENSIDE AVENUE
WYNCOTE, PA  19095-1594
(800) 866-9393





THE RIGHTIME FUND, INC.



Supplement Dated January 10, 2001 to the
Statement of Additional Information
Dated January 1, 2001



The Rightime Fund, Inc.'s Statement of Additional Information dated January 1, 2001 contains information concerning
The Rightime Family of Funds including
The Rightime Blue Chip Plus and The Rightime OTC Plus Funds.
The Rightime Plus Funds are new offerings which are not currently available to investors.

Information concerning The Rightime Blue Chip Plus Fund and The Rightime OTC Plus Fund is contained in a separate
Prospectus which will be available when The Rightime Plus Funds commence operations.





STATEMENT OF ADDITIONAL INFORMATION
DATED JANUARY 1, 2001

The Rightime Fund, Inc. (the "Company") is an open-end diversified investment company which is made up of six different funds (each a "Fund" and collectively, the "Funds").

This Statement of Additional Information ("SAI") relates to:

     The Rightime Fund
     The Rightime Blue Chip Fund
     The Rightime MidCap Fund
     The Rightime OTC Fund
     The Rightime Blue Chip Plus Fund, and
     The Rightime OTC Plus Fund.

A copy of the Funds' Prospectuses dated January 1, 2001 is available without charge and may be obtained by writing or calling the address and number shown above. Information from the Annual Report has been incorporated into this SAI by reference. A copy of the Annual Report may be obtained free of charge from the address and number listed above.

THIS STATEMENT OF ADDITIONAL INFORMATION IS NOT A PROSPECTUS AND SHOULD BE READ IN CONNECTION WITH THE FUNDS' PROSPECTUSES DATED JANUARY 1,
2001.   PLEASE RETAIN THIS STATEMENT OF ADDITIONAL INFORMATION FOR
FUTURE REFERENCE.

TABLE OF CONTENTS                                                Page

Information About the Fund
Investment Objectives and Policies
    The Rightime Fund
    The Rightime Blue Chip Fund
    The Rightime MidCap Fund
    The Rightime OTC Fund
    The Rightime Blue Chip Plus Fund and
    The Rightime OTC Plus Fund
Options & Futures
Hedging
Money Market Securities
Convertible Securities
Investment Selection Information
Portfolio Turnover
Investment Restrictions
Investment Advisor
Distributor
Allocation of Portfolio Brokerage
Administrator
Custodian
Transfer Agent
General Operations
Purchases of Shares
Distributions and Taxes
Capital Stock and Voting Rights
Officers and Directors of the Fund
Principal Holders and Control Persons
Code of Ethics
General Information
Performance
Financial Statements

INFORMATION ABOUT THE COMPANY

The Rightime Fund, Inc. (the "Company") is an open-end diversified management investment company which is made up of six separate mutual funds (each, a "Fund" and collectively, the "Funds"). The Company is a corporation incorporated under the laws of the State of Maryland on November 15, 1984.

INVESTMENT OBJECTIVES AND POLICIES

The following information supplements the discussion of the Funds' investment objectives and policies contained in the Prospectus. Each Fund's investment objective is fundamental; no material changes will be made without first obtaining shareholder approval.

Unless otherwise specified, the investment policies and restrictions and the operating policies of the Funds are not fundamental policies and therefore are subject to change by the Board of Directors of the Company (the "Directors") without shareholder approval. Each Fund's assets are managed by Rightime Econometrics, Inc. (the "Advisor").

This SAI contains further information concerning the techniques and operations of each of the Funds, the securities in which each Fund will invest, and the policies each Fund will follow.

THE RIGHTIME FUND

-The investment objective of the Fund is to achieve a high total return consistent with reasonable risk. The Fund seeks to achieve this objective by concentrating in shares of other mutual funds and by making other investments selected in accordance with the Fund's investment restrictions and policies.

-The Fund will vary its investment strategy as described in the Fund's Prospectus to seek to achieve its objective.

High Total Return

The Fund seeks to achieve a high total return for its shareholders. It seeks to achieve this goal by a combination of capital appreciation on investments (which may be emphasized during periods when a generally rising trend in securities markets is anticipated by the Advisor) and income (which may be emphasized during periods when the Advisor anticipates that income producing securities will provide performance superior to the appreciation the Fund might otherwise achieve). The Fund also seeks to achieve a high total return by avoiding the full impact of periods of market decline by either shifting its investments or by hedging its investments. The Fund does not seek the "maximum total return" sought by some funds, because the Fund attempts to limit to a reasonable level, the risk that it will bear in the selection of its investments.

Aggressive Portfolio Strategy

-During periods when the Advisor anticipates a rising trend in the securities markets, it will seek to achieve the Fund's investment objective by concentrating its portfolio in shares of investment companies which the Advisor believes will benefit from such a trend.

-The Advisor will use a risk adjusted analysis (which considers the relative volatility of its various investments) to evaluate the investment companies' performance under various market conditions and to consider the potential reward and potential risk of investing in each investment company. The Advisor will not select such investment companies based solely upon their previous performance.

-It is anticipated that these investment companies will generally invest more than 50% of their assets in common and/or preferred stocks.

-In order to make allowance for cash flow needs of the Fund, or when the Fund is otherwise pursuing appreciation in its portfolio, the Fund may also invest up to 75% of its asset value in other investment vehicles such as common or preferred stocks of companies which are not investment companies, investment companies which are money market funds, and cash equivalents.

-The Fund may also make use of various hedging techniques, or may hold its assets as cash.

Conservative Portfolio Strategy

-When the Advisor anticipates a generally declining trend in securities markets, it may seek to achieve the Fund's investment objective by investing in the shares of money market funds and other types of investment companies, and investing up to 75% of its assets in cash equivalents and by retaining cash.

-The Fund may also seek to achieve a favorable total return during such a period without disturbing or restructuring the portfolio established by the Fund during a period when the Advisor used an aggressive portfolio strategy. The Fund would seek a favorable total return by using cash, cash equivalents, proceeds of maturing securities, new assets, etc. to purchase or sell other investment vehicles such as stocks, stock options, stock index options, stock index futures or options on such futures. The Fund may also use such techniques to accommodate cash needs or to avoid impairing the Fund's status as a regulated investment company under the Internal Revenue Code (the "IRC").

-To this end, the Fund may, as to 75% or less of its asset value, buy or sell stock, financial futures or options thereon to seek to counter-balance portfolio volatility and/or market risk consistent with the intention of the investment objective to limit investments to those which involve a reasonable risk. Stock options, stock index futures and options thereon are utilized to "hedge" risks arising from the Fund's investments originally selected under its "Aggressive Portfolio Strategy," including those risks arising while the Fund is selecting suitable investments for its assets, and are not entered into for speculative purposes. Unlike funds which seek "maximum" total return without limits on a Fund's investment risk, when such option and futures techniques are used to reduce the risk of loss (or secure investment gains) for this Fund, their use will generally reduce or impose a limit on the amount of gains the Fund can achieve from the investments which are "hedged." (See "Hedging" in the Prospectus and "Options and Futures" below.)

Market Timing Approach

-The Fund seeks to provide its shareholders with a high total return consistent with reasonable risk. This involves two key concepts:

-First, the Advisor will attempt to minimize market risk by monitoring and responding to factors (such as various monetary, or market momentum indicators) that the Advisor expects will assist it in determining an investment strategy including whether to restructure the portfolio for the Fund. This involves the use of "market timing" concepts and procedures which have been developed and applied by the Advisor.

-Market timing involves the use of analytical techniques that seek to anticipate major market trends that affect securities markets over periods of time, so an investor (such as the Fund) may restructure its portfolio of investments to increase gains or income, or avoid losses. The Fund's Advisor will apply such analytical techniques to the Fund's investments, including the investment companies in which the Fund invests.

-It should be noted that some members of the investment community believe that market timing cannot be achieved successfully on a consistent basis and there can be no assurance the Advisor will achieve such a level of consistency. If the Advisor incorrectly judges turns in the market, the Fund may lose opportunities for gains or incur losses.

-Second, when appropriate to achieve the objective and strategies described above, the Fund intends to use investment techniques under which it would buy or sell portfolio securities such as stocks, stock options, stock index options, stock index futures or options on such futures to avoid untimely portfolio transactions, costly restructuring of the portfolio, or adverse market effects while the Fund is investing its assets. These techniques and securities are generally considered to be speculative and to involve higher risks or costs to an investor. The Fund will not, however, use stock index futures and options thereon for speculative purposes. These techniques will be used by the Fund when appropriate to "hedge" the usual investment risks attendant upon its investments, and the Fund believes it will therefore avoid the risks of such speculative use of these techniques.

-The Fund also seeks to protect the value of an investment in the Fund by temporarily foregoing high total return for protection and stability of its assets when volatile or abnormal market conditions are anticipated (as indicated by rapidly accelerating inflation or interest rates, sharply declining stock markets, increasing deterioration in the banking situation and/or increasing threats to national or world security). This will involve the investment by the Fund in a high proportion (up to 100%) of its assets in temporary defensive investments such as U.S. Government securities or other money market securities (see "Money Market Securities"), securities with short maturities of 60 days or less, other investments which protect the value of the Fund, and similar techniques such as holding cash.

Investment Company Securities

-The other investment companies in which the Fund invests will be diversified investment companies managed by a number of investment advisors and portfolio managers. This will offer the Fund an opportunity to benefit from a variety of diversified portfolios.

-Each investment company will be a registered investment company, and will operate subject to a variety of regulatory constraints. While such regulation does not guarantee the investment success of an investment company, or assure that it will not suffer investment losses, the Advisor believes that such investment companies provide a sound foundation upon which to base an investment portfolio. By investing in a broad spectrum of such companies, the Fund hopes to benefit from the collective research and analysis of many experienced investment personnel.

-There are many types of investment companies. All maintain portfolios which are generally liquid, but can be composed of different kinds of securities and involve different objectives. Such companies may seek only income, only appreciation, or various combinations of these. They may invest in money market securities, short or long term bonds, dividend producing stocks, tax-exempt municipal securities, or a variety of other instruments. They may seek speculative or conservative investments ranging from securities issued by new companies to securities issued by "blue-chip" companies. An investment company which has a policy of holding 80% of its assets in debt securities maturing in thirteen months or less, or which holds itself out as a "money market fund" will be treated as a money market fund by the Fund. The Advisor will use these types of factors to select investment company fund securities for the Fund's portfolio in accordance with the policies and techniques described in the Prospectus.

THE RIGHTIME BLUE CHIP FUND, THE RIGHTIME MIDCAP FUND, THE RIGHTIME OTC FUND, THE RIGHTIME BLUE CHIP PLUS FUND, AND THE RIGHTIME OTC PLUS FUND

The investment objective of each Fund is to achieve a high total return consistent with reasonable risk. The Rightime Blue Chip Fund and the Rightime Blue Chip Plus Fund seek to achieve this objective by investing in shares of blue chip securities ("Blue Chips") and by making other investments selected in accordance with the Fund's investment restrictions and policies. The Rightime MidCap Fund seeks to achieve this objective by investing primarily in securities of companies with medium-size market capitalizations ("MidCaps") and by making other investments selected in accordance with the Fund's investment restrictions and policies. The Rightime OTC Fund and the Rightime OTC Plus Fund seek to achieve this objective by investing in the securities of companies traded on the over-the-counter (OTC) market and other investments, as described in the Fund's investment restrictions and policies. Each Fund will vary its investment strategy as described in the Fund's Prospectus to seek to achieve its objective.

High Total Return

-Each Fund seeks to achieve a high total return for its shareholders. Each Fund seeks to achieve this goal by a combination of capital appreciation on investments (which may be emphasized during periods when a generally rising trend in securities markets is anticipated by the Advisor) and income (which may be emphasized during periods when the Advisor anticipates that income producing securities will provide performance superior to the appreciation the Funds might otherwise achieve). Each Fund also seeks to achieve a high total return by avoiding the full impact of periods of market decline by either shifting its investments or by hedging its investments.

-The Funds do not seek the "maximum total return" sought by some funds, because each Fund attempts to limit to a reasonable level, the risk that it will bear in the selection of its investments.

Aggressive Portfolio Strategy

-During periods when the Advisor anticipates a rising trend in the securities markets, it will seek to achieve the Fund's investment objective by investing in a portfolio of Blue Chips for The Rightime Blue Chip Fund and the Rightime Blue Chip Plus Fund, MidCaps for The Rightime MidCap Fund and OTC securities for The Rightime OTC Fund and the Rightime OTC Plus Fund. In order to make allowance for cash flow needs of a Fund or when a Fund is otherwise pursuing appreciation of its portfolio, the respective Fund may also invest up to 35% of its asset value in investment vehicles other than Blue Chips, MidCaps, and OTC securities for the respective Funds.

Conservative Portfolio Strategy

- When the Advisor anticipates a generally declining trend in securities markets, it may seek to achieve the respective Fund's investment objective by investing up to 35% of its assets in securities other than Blue Chips,. MidCaps, or OTC securities respectively. Each Fund may also seek to achieve a high total return during such a period without disturbing or restructuring the portfolio established by the Fund during a period when the Advisor used an aggressive portfolio strategy. Each Fund would seek to obtain a high total return by using cash, cash equivalents, proceeds of maturing securities, new assets, etc. to purchase or sell other investment vehicles such as bonds and other debt obligations, stock options, stock index options, stock index futures or options on such futures. Each Fund may also make such investments to meet cash flow needs or to avoid impairing the Fund's status as a regulated investment company under the Internal Revenue Code (the "IRC").

- To this end, each Fund may, as to 35% or less of its asset value, buy or sell bonds and other debt obligations, stock options, stock index options, stock index futures and options thereon to seek to counter-balance portfolio volatility and/or market risk consistent with each Fund's investment objective to limit investments to those which involve a reasonable risk. Stock options, stock index futures and options thereon are utilized to "hedge" risks arising from a Fund's investments originally selected under its "Aggressive Portfolio Strategy," and are not entered into for speculative purposes. Unlike funds which seek "maximum" total return without limits on a Fund's investment risk, when such option and futures techniques are used to reduce the risk of loss (or secure investment gains) for a Fund, their use will generally reduce or impose a limit on the amount of gains a Fund can achieve from the investments which are "hedged." (See "Hedging" in the Prospectus and "Options and Futures" below.)

Market Timing Approach

-Each Fund seeks to provide its shareholders with a high total return consistent with reasonable risk. This involves two key concepts:

-First, the Advisor will attempt to minimize market risk by monitoring and responding to factors (such as various monetary, or market momentum indicators) that the Advisor expects will assist it in determining an investment strategy including whether to restructure the portfolio for each Fund. This involves the use of "market timing" concepts and procedures that have been developed and applied by the Advisor.

-Market timing involves the use of analytical techniques that seek to anticipate major market trends that affect securities markets over periods of time, so an investor (such as the Fund) may restructure its portfolio of investments to increase gains or income, or avoid losses. The Advisor will apply such analytical techniques to each Fund's investments, including the Blue Chips in which The Rightime Blue Chip Fund invests, the MidCaps in which The Rightime MidCap Fund invests and the OTC-securities in which The Rightime OTC Funds invests. It should be noted that some members of the investment community believe that market timing cannot be achieved successfully on a consistent basis and there can be no assurance the Advisor will achieve such a level of consistency. If the Advisor incorrectly judges turns in the market, a Fund may lose opportunities for gains or incur losses.

-Second, when appropriate to achieve the objective and strategies described above, each Fund intends to use investment techniques under which it would buy or sell portfolio securities such as stock options, stock index options, stock index futures or options on such futures to avoid untimely portfolio transactions, costly restructuring of the portfolio, or adverse market effects while the Fund is investing its assets. These techniques and securities are generally considered to be speculative and to involve higher risks or costs to an investor. The Funds will not, however, use stock index futures and options thereon for speculative purposes. These techniques will be used by each Fund when appropriate to "hedge" the usual investment risks attendant upon its investments, and the Fund believes it will therefore avoid the risks of such speculative use of these techniques.

-Each Fund also seeks to protect the value of an investment in the Fund by temporarily foregoing high total return for protection and stability of its assets when volatile or abnormal market conditions are anticipated (as indicated by rapidly accelerating inflation or interest rates, sharply declining stock markets, increasing deterioration in the banking situation and/or increasing threats to national or world security). This will involve the Fund investing a high proportion, (up to 100%) of its assets in temporary defensive investments such as U.S. Government securities or other money market securities (see "Money Market Securities"), securities with short portfolio maturities of 60 days or less, other investments which protect the value of the Fund, and similar techniques such as holding cash.

-The Fund also seeks to protect the value of an investment in the Fund by temporarily foregoing growth of capital for protection and stability of its assets when volatile or abnormal market conditions are anticipated (as indicated by rapidly accelerating inflation or interest rates, sharply declining stock markets, increasing deterioration in the banking situation and/or increasing threats to national or world security). This will involve the Fund investing a high proportion (up to 100%) of its assets in temporary defensive investments such as U.S. Government securities or other money market securities (see "Money Market Securities"), securities with very short portfolio maturities of 60 days or less, other investments which protect the value of the Fund, and similar techniques such as holding cash.

THE RIGHTIME BLUE CHIP PLUS FUND AND THE RIGHTIME OTC PLUS FUND

The Rightime Blue Chip Plus and Rightime OTC Plus Funds seek to provide a return for shareholders that will exceed the return that would be achieved by the corresponding Blue Chip and OTC Funds. Each of the "Plus Funds" seeks to achieve this goal through the investment of borrowed funds. This practice is called leverage, and involves the investment of assets that the Fund has borrowed, and is committed to repay to the lender. The policies of the Plus Funds permit these Funds to use leverage and other investment practices to seek a return that is approximately 200% of the return achieved by the non-leveraged Funds, although at the present time the Plus Funds will only seek to achieve a return that is 150% of the corresponding non-leveraged Fund's return.

As described in the prospectus of the Plus Funds, the Plus Funds incur additional risks by investing borrowed assets. While that practice can produce higher investment income or gains if successful, the cost of the borrowing, and the risk that losses may require the Plus Funds to use other assets to repay their loans, can reduce income or gains, or produce losses that are magnified in proportion to invested assets.

In order to implement the leveraging strategies of the Plus Funds, these Funds operate under investment restrictions that permit the Plus Funds to borrow money in amounts higher than the other Funds. Coupled with the hedging activities that are authorized to be utilized by all of the Funds, the use of borrowed assets for investments may result in the Funds being exposed to risks that are not offset by other more conservative practices of the Funds.

OPTIONS AND FUTURES

The following descriptions of stock options, stock index options, stock index futures and options on such futures are summaries of the vehicles The Rightime Fund, The Rightime Blue Chip Fund, The Rightime MidCap Fund, The Rightime OTC Fund, The Rightime Blue Chip Plus Fund, and The Rightime OTC Plus Fund may use to "hedge" their respective investments, and illustrate techniques each Fund can select to achieve such hedging.

Option Characteristics and Transactions

Puts and Calls. The Fund intends to purchase and/or write put and call options that are traded on United States securities exchanges and over-the-counter. A call option is a short-term contract (having a duration of nine months or less) pursuant to which the purchaser of the call option, in return for a premium paid, has the right to buy the security underlying the option at a specified exercise price at any time during the term of the option. The writer of the call option, who receives the premium, has the obligation, upon exercise of the option, to deliver the underlying security against payment of the exercise price during the option period. A put option is a similar contract which gives the purchaser of the put option, in return for a premium, the right to sell the underlying security at a specified price during the term of the option. The writer of the put, who receives the premium, has the obligation to buy the underlying security, upon exercise, at the exercise price during the option period.

Covered Puts and Calls. A call option is "covered" if the Fund owns the underlying security (or equivalent in the case of stock index options) covered by the call or has an absolute and immediate right to acquire that security without additional cash consideration (or for additional cash consideration held in a segregated account by its custodian) upon conversion or exchange of other securities held in its portfolio. A call option is also covered if the Fund holds on share-for-share basis a call on the same security as the call written where the exercise price of the call held is equal to or less than the exercise price of the call written or greater than the exercise price of the call written if the difference is maintained by the Fund in cash, Treasury bills or other high grade short-term obligations in a segregated account with its custodian. A put option is "covered" if the Fund maintains cash, Treasury bills or other high grade short-term obligations with a value equal to the exercise price in a segregated account with its custodian, or else holds on a share-for-share basis a put on the same security as the put written where the exercise price of the put held is equal to or greater than the exercise price of the put written. The premium paid by the purchaser of an option will reflect, among other things, the relationship of the exercise price to the market price and volatility of the underlying security, the remaining term of the option, supply and demand and interest rates.

Closing Purchase Transactions. If the Fund as the writer of an option wishes to terminate its obligation, the Fund may effect a "closing purchase transaction." This is accomplished by buying an option of the same series as the option previously written. The effect of the purchase is that the Fund's position will be canceled by the clearing corporation. However, the Fund may not effect a closing purchase transaction after it has been notified of the exercise of an option. Likewise, if the Fund is the holder of an option, it may liquidate its position by effecting a "closing sale transaction." This is accomplished by selling an option of the same series as the option previously purchased. There is no guarantee that either a closing purchase or a closing sale transaction can be effected.

Effecting a closing transaction in the case of a written call option will permit the Fund to write another call option on the underlying security with either a different exercise price or expiration date, or both, or in the case of a written put option will permit the Fund to write another put option to the extent that the exercise price thereof is secured by deposited cash or short-term securities. Also, effecting a closing transaction will permit the cash or proceeds from the concurrent sale of any securities subject to the option to be used for other Fund investments. The Fund will realize a profit from a closing purchase transaction if the price of the transaction is less than the premium received from writing the option or in the case of a closing sale transaction, the price received on the transaction is more than the premium paid to purchase the option. Conversely, the Fund will realize a loss from a closing purchase transaction if the price of the transaction is more than the premium received from writing the option or in the case of a closing sale transaction, the price received on the transaction is less than the premium paid to purchase the option. Because increases in the market price of a call option will generally reflect increases in the market price of the underlying security, any loss resulting from the closing purchase transaction of a call option is likely to be offset in whole or in part by appreciation of the underlying security if it is owned by the Fund.

Stock Index Futures Characteristics

The Fund intends to purchase and sell stock index futures contracts as a hedge against changes in market conditions in accordance with the portfolio strategies described in the Prospectus. A stock index assigns relative values to the common stocks included in the index, and the index fluctuates with the changes in the market values of the common stocks so included. A stock index futures contract is a bilateral agreement pursuant to which two parties agree to take, or make delivery of, an amount of cash equal to a specified dollar amount multiplied by the difference between the stock index value at the close of the last trading day of the contract and the price at which the futures contract is originally struck. No physical delivery of the underlying stocks in the index is made.

Characteristics of Options on Stock Index Futures

Puts and Calls. The Fund intends to purchase and/or write put and call options on stock index futures which are traded on a U.S. exchange or Board of Trade. Options on stock index futures are similar to options on stocks except that an option on a stock index future gives the purchaser the right, in return for the premiums paid, to assume a position in a stock index futures contract (a purchase if the option is a call and a sale if the option is a put), rather than to purchase or sell stock, at a specified exercise price at any time during the period of the option. Upon exercise of the option, the delivery of the futures position by the writer of the option to the holder of the option will be accompanied by delivery of the accumulated balance in the writer's futures margin account which represents the amount by which the market price of the stock index futures contract, at exercise, exceeds, in the case of a call, or is less than, in the case of a put, the exercise price of the option on the stock index future. If an option is exercised on the last trading day prior to the expiration date of the option, the settlement will be made entirely in cash equal to the difference between the exercise price of the option and the closing level of the index on which the future is based on the expiration date.

Risks of Transactions in Stock Options and Futures

Closing Purchase Transactions. An option position may be closed out only on an exchange which provides a secondary market for an option of the same series. Although the Funds will generally purchase or write only those options for which there appears to be an active secondary market, there is no assurance that a liquid secondary market on an exchange will exist for any particular option, or at any particular time, and for some options no secondary market on an exchange may exist. In such event it might not be possible to effect closing transactions in particular options, with the result that the Fund would have to exercise its options in order to realize any profit and would incur brokerage commissions upon the exercise of call options and upon the subsequent disposition of underlying securities acquired through the exercise of call options or upon the purchase of underlying securities for the exercise of put options. If the Fund, as a covered call option writer, is unable to effect a closing purchase transaction in a secondary market, it will not be able to sell the underlying security until the option expires or it delivers the underlying security upon exercise.

Reasons for the absence of a liquid secondary market on an exchange could include the following:

* There may be insufficient trading interest in certain options,

* Restrictions may be imposed by an exchange on opening transactions or closing transactions or both,

* Trading-halts, suspensions or other restrictions may be imposed with respect to particular classes or series of options or underlying securities,

* Unusual or unforeseen circumstances may interrupt normal operations on an exchange,

* The facilities of an exchange or a clearing corporation may not at all times be adequate to handle current trading volume, or

* One or more exchanges could, for economic or other reasons, decide or be compelled at some future date to discontinue the trading of options (or a particular class or series of options), in which event the secondary market on that exchange (or in the class or series of options) would cease to exist, although outstanding options on that exchange that had been issued by a clearing corporation as a result of trades on that exchange would continue to be exercisable in accordance with their terms.

There is no assurance that higher than anticipated trading activity or other unforeseen events might not, at times, render certain of the facilities of any of the clearing corporations inadequate, and thereby result in the institution by an exchange of special procedures, which may interfere with the timely execution of customers' orders. However, the Options Clearing Corporation, based on forecasts provided by the U.S. exchanges, believes that its facilities are adequate to handle the volume of reasonably anticipated options transactions, and such exchanges have advised such clearing corporation that they believe their facilities will also be adequate to handle reasonably anticipated volume.

Margin Requirements. When the Fund enters into a futures transaction, it must deliver to the Futures Commission Merchant (the "FCM") selected by the Fund an amount referred to as "initial margin." This amount is maintained by the FCM in an account at the Fund's Custodian Bank. Thereafter "variation margin" may be paid by the Fund to, or drawn by the Fund from, such account in accordance with the controls set for such account. These controls, including the requirement that the Fund draw out amounts in excess of $50,000 in any one such account, are intended to protect the Fund from misappropriation of such "margin." The Fund will carefully monitor such accounts to seek to minimize the risk attendant upon such accounts.

The Fund will also request that the Custodian Bank segregate other securities of the Fund equal in value to the Fund's potential liability under such transactions in excess of any amount held by the FCM, so that the Fund will always have the necessary assets to fulfill its obligation. The Fund will comply with the segregated account procedures required by the SEC to prevent the Fund from being considered to be issuing senior securities.

Percentage Restrictions. While the Funds have not adopted fundamental limitations on their futures or options activities, they must comply with certain requirements of the U.S. Securities and Exchange Commission ("SEC") and the Commodities Futures Trading Commission. For example, these provisions require that each Fund shall not purchase or sell any futures or puts or calls on futures if immediately thereafter the sum of the amount of the Fund's margin deposits (both initial and variation deposits) and premiums paid for outstanding puts and/or calls on futures would exceed 5% of the value of its total assets. (While the amount represented by such premiums or margin may be small, the value of the assets affected by options or futures may be large.) This limitation could, however, change if regulatory provisions applicable to the Fund's were to be changed. The conditions with which each Fund will comply under the terms of an Exemptive Order granted by the SEC to Rightime Fund, Inc. include requirements that:

* The Fund maintain liquid assets in the segregated custody of its Custodian Bank equal to the combined value of its additional obligations for futures and certain other investments;

* The sum of specified premiums and margins not exceed 5% of the Fund's market value when such investments are made;

* The Fund establish and maintain funds in FCM Accounts in its Custodian Bank as described in the Exemptive Order; and

* The Fund withdraw excess variation margin from such FCM Accounts are described in the Exemptive Order.

HEDGING

-Under certain conditions, each Fund may choose to restructure its investments in anticipation of market movement. This could involve the sale of investments owned by the Fund to secure gains or to avoid losses before an expected decline in the market reduces the market value of such securities.

-In place of or to supplement such restructuring, each Fund may seek to protect itself from anticipated market action by using "hedging" techniques that the Fund expects will generate gains which would offset losses on other securities owned by the Fund. These hedging techniques could involve combinations of various techniques, such as the purchase or sale of stocks or the use of stock options, stock index options, stock index futures and options thereon to seek to achieve increases in the values of such options and futures which offset decreases in the values of other securities owned by the Fund. The Advisor would select the specific technique(s) based upon analysis of the Fund's portfolio, market conditions, relative costs and risks, tax effects and other factors. There can be variations between the relative movements of investments and the hedge selected with respect to that investment. This may increase or decrease the gains or losses each Fund achieves by its hedging relative to its losses or gains on the hedged investments.

MONEY MARKET SECURITIES

-Although The Rightime Fund intends to concentrate its investments in investment company securities and The Rightime Blue Chip Fund, The Rightime MidCap Fund, and The Rightime OTC Fund intend to invest their assets primarily in common stocks, each Fund may invest its assets directly in money market securities whenever deemed appropriate by the Advisor to achieve the Fund's investment objective. It may invest without limitation in such securities on a temporary basis for defensive purposes.

U.S. Government Securities. Securities issued or guaranteed as to principal and interest by the United States government ("Government Securities") include a variety of Treasury securities, which differ in their interest rates, maturities and date of issue. Treasury bills have a maturity of one year or less; Treasury notes have maturities of one to ten years; Treasury bonds generally have a maturity of greater than five years. Each Fund will only acquire Government Securities which are supported by the "full faith and credit" of the United States. Securities which are backed by the full faith and credit of the United States include Treasury bills, Treasury notes, Treasury bonds, and obligations of the Government National Mortgage Association, the Farmers Home Administration, and the Export-Import Bank. The Fund's direct investments in money market securities will generally favor securities with shorter maturities (maturities of less than 60 days) which are less affected by price fluctuations than those with longer maturities.

Certificates of Deposit. Certificates of deposit are certificates issued against funds deposited in a commercial bank or a savings and loan association for a definite period of time and earning a specified return. Bankers' acceptances are negotiable drafts or bills of exchange, normally drawn by an importer or exporter to pay for specific merchandise, which are "accepted" by a bank, meaning, in effect, that the bank unconditionally agrees to pay the face value of the instrument on maturity. Investments in bank certificates of deposit and bankers' acceptances are limited to domestic banks and savings and loan associations that are members of the Federal Deposit Insurance Corporation having total assets in excess of five hundred million dollars ("Domestic Banks").

Commercial Paper. Investments in prime commercial paper may be made in notes, drafts, or similar instruments payable on demand or having a maturity at the time of issuance not exceeding nine months, exclusive of days of grace, or any renewal thereof payable on demand or having a maturity likewise limited.

Repurchase Agreements. Under a repurchase agreement the Fund acquires a debt instrument for a relatively short period (usually not more than one week) subject to the obligation of the seller to repurchase and the Fund to resell such debt instrument at a fixed price. The Fund will enter into repurchase agreements only with banks which are members of the Federal Reserve System, or securities dealers who are members of a national securities exchange or are market makers in government securities and in either case, only where the debt instrument collateralizing the repurchase agreement is a U.S. Treasury or agency obligation supported by the full faith and credit of the U.S. A repurchase agreement may also be viewed s the loan of money by the Fund to the seller. The resale price specified is normally in excess of the purchase price, reflecting an agreed upon interest rate. The rate is effective for the period of time the Fund is invested in the agreement and may not be related to the coupon rate on the underlying security. The term of these repurchase agreements will usually be short (from overnight to one week) and at no time will the Fund invest in repurchase agreements of more than sixty days. The securities which are collateral for the repurchase agreements, however, may have maturity dates in excess of sixty days from the effective date of the repurchase agreement. The Fund will always receive, as collateral, securities whose market value, including accrued interest, will be at least equal to 100% of the dollar amount to be paid to the Fund under each agreement at its maturity, and the Fund will make payment for such securities only upon physical delivery or evidence of book entry transfer to the account of the Custodian. If the seller defaults, the Fund might incur a loss if the value of the collateral securing the repurchase agreement declines, and might incur disposition costs in connection with liquidation of the collateral. In addition, if bankruptcy proceedings are commenced with respect to the seller of the security, collection of the collateral by the Fund may be delayed or limited. The Fund may not enter into a repurchase agreement with more than seven days to maturity if, as a result, more than 10% of the market value of the Fund's net assets would be invested in such repurchase agreements together with any other illiquid assets.

CONVERTIBLE SECURITIES

Traditional convertible securities include corporate bonds, notes and preferred stocks that may be converted into or exchanged for common stock, and other securities that also provide an opportunity for equity participation. These securities are generally convertible either at a stated price or a stated rate (that is, for a specific number of shares of common stock or other security). As with other fixed income securities, the price of a convertible security to some extent varies inversely with interest rates. While providing a fixed-income stream (generally higher in yield than the income derivable from a common stock but lower than that afforded by a non-convertible debt security), a convertible security also affords the Fund an opportunity, through its conversion feature, to participate in the capital appreciation of the common stock into which it is convertible. As the market price of the underlying common stock declines, convertible securities tend to trade increasing on a yield basis and so may not experience market value declines to the same extent as the underlying common stock. When the market price of the underlying common stock increases, the price of a convertible security tends to rise as a reflection of the value of the underlying common stock. To obtain such a higher yield, the Funds may be required to pay for a convertible security an amount in excess of the value of the underlying common stock. Common stock acquired by a Fund upon conversion of a convertible security will generally be held for so long as the Advisor anticipates such stock will provide the Fund with opportunities which are consistent with the Fund's investment objective and policies.

INVESTMENT SELECTION INFORMATION

The Advisor will select securities for each Fund based upon an analysis of the expected contribution of the security to the Fund's investment objective. Equity securities (such as common and preferred stock) will be selected based upon the expected appreciation potential, income, and/or liquidity of the security. Debt securities (such as bonds or other obligations, including money market securities), will be selected after considered factors such as the interest rate and the soundness of the issuer. In selecting preferred stocks or debt securities, the Advisor does not rely upon published ratings of such issuers, but may consider such ratings in making its recommendations. Preferred stocks and debt securities in which the Funds may invest will be rated at the time of purchase Baa or higher by Moody's Investor Service, Inc., or BBB or higher by Standard & Poor's Ratings Group or in the opinion of the Advisor will be of comparable quality. Baa and BBB rated securities are considered to have speculative characteristics. Adverse economic conditions and changing circumstances are more likely to lead to a weakened capacity to pay principal and interest. In the event the rating on an issue held in a Fund's portfolio is changed by the ratings service, such change will be considered by the Fund in its evaluation of the overall investment merits of that security.

PORTFOLIO TURNOVER

It is not the policy of any of the Funds to purchase or sell securities for short-term trading purposes, but each Fund may sell securities to recognize gains or avoid potential for loss. Each Fund will, however, sell any portfolio security (without regard to the time it has been held) when the Advisor believes that market conditions, credit-worthiness factors or general economic conditions warrant such a step. Each Fund may seek to avoid untimely portfolio transactions by utilizing hedging techniques which reduce the necessity to restructure portions of each Fund's portfolio. Each Fund presently estimates that its annualized portfolio turnover rate will generally not exceed 300%. High portfolio turnover might involve additional transaction costs (such as brokerage commissions or sales charges) which are borne by the Fund, or adverse tax effects. (See "Dividends, Distributions and Taxes" in the Prospectus.) The actual portfolio turnover rate for each Fund will be affected by the market conditions that influence the investment determinations of the Adviser. During recent years unusual market patterns have resulted in lower portfolio turnover rates for the Funds, but there can be no assurance that these conditions will continue, and turnover rates could return to the previously anticipated levels.

INVESTMENT RESTRICTIONS

Each Fund has adopted the Investment Restrictions set forth below, which cannot be changed without the approval of a majority of the outstanding voting securities of the Fund. As provided in the Investment Company Act of 1940 a "vote of a majority of the outstanding voting securities" of the Fund means the affirmative vote of the lesser of:

* More than 50% of the outstanding shares of the Fund; or

* 67% or more of the shares present at a meeting if more than 50% of the outstanding shares are represented at the meeting in person or by proxy.

   So long as percentage restrictions are observed by a Fund at the time it purchases any security, changes in values of particular Fund assets or the assets of the Fund as a whole will not cause a violation of any of the following restrictions.

For All Funds - Except as set forth below, each Fund will not:

(1) As to 75% of the Fund's total assets, invest more than 5% of its total assets in the securities of any one issuer. (This limitation does not apply to cash and cash items, obligations issued or guaranteed by the United States government, its agencies or instrumentalities, or securities of other investment companies).

(2) Purchase more than 10% of the voting securities or more than 10% of any class of securities of any issuer. (For purposes of this restriction, all outstanding fixed income securities of an issuer are considered as one class).

(3) Purchase or sell commodities or commodity futures contracts, other than those financial futures outlined in the Fund's current Prospectus, and as described in this SAI.

(4) Make loans of money or securities, except (a) by the purchase of fixed income obligations in which the Fund may invest consistent with its investment objective and policies; or (b) by investment in repurchase agreements.

(5) Invest in securities of any company if, to the knowledge of the Fund, any officer or director of the Company or the Advisor owns more than 0.5% of the outstanding securities of such company and such officers and directors (who own more than 0.5%) in the aggregate own more than 5% of the outstanding securities of such company.

(6) Except as provided in this restriction, borrow money, except that a Fund may borrow from banks: (a) for temporary or emergency purposes in an amount not exceeding 5% of the Fund's assets; or (b) to meet redemption requests that might otherwise require the untimely disposition of portfolio securities in an amount up to 33 1/3% of the value of the Fund's total assets (including the amount borrowed) valued at market less liabilities (not including the amount borrowed) at the time the borrowing was made. While borrowings exceed 5% of the value of a Fund's total assets, that Fund will not make additional investments. The "Plus Funds" may also borrow from banks for the purpose of obtaining additional funds to make investments, subject to the limitations on such borrowings under the Investment Company Act of 1940, which includes a requirement that a Fund maintain 300% asset coverage for borrowings, and act to reduce borrowings when required by the Act.

(7) Except for the "Plus Funds," pledge, hypothecate, mortgage or otherwise encumber its assets, except in an amount up to 33 1/3% of the value of its net assets but only to secure borrowings for temporary or emergency purposes, such as to effect redemptions.

(8) Purchase the securities of any issuer if, as a result, more than 10% of the value of the Fund's net assets would be invested

(a) In securities that are subject to legal or contractual restrictions on resale ("restricted securities"),

(b) In securities for which there are no readily available market quotations, or

(c) In repurchase agreements maturing in more than seven days.

(9) Issue senior securities, except as required by restrictions 6 and 7 above, and except to the extent that an investment technique described in the Fund's prospectus (such as the use of stock index futures) may be deemed to involve a "senior security."

(10) Engage in the underwriting of securities except insofar as the Fund may be deemed an underwriter under the Securities Act of 1933 in disposing of a portfolio security.

(11) Purchase or sell real estate or interests therein, although it may purchase securities of issuers which engage in real estate operations and securities which are secured by real estate or interests therein.

(12) Invest for the purpose of exercising control or management of another company.

(13) Purchase oil, gas or other mineral leases, rights or royalty contracts or exploration or development programs, except that the Fund may invest in the securities of companies which invest in or sponsor such programs.

(14) Make purchases of securities on "margin" (though the Fund will comply with applicable requirements of the Commodities Futures Trading Commission with respect to futures).

(15) Sell securities short.

In addition to the above restrictions, The Rightime Fund is also subject to the following restrictions that it may not:

(16) Concentrate its investments in any industry other than registered investment companies.

(17) Invest in any investment company if, at the time of investment, a purchase of its shares would result in the Fund and its affiliates owning more than 3% of the total outstanding stock of such investment company.

(18) Invest in any investment company which itself does not qualify as a diversified investment company under the Internal Revenue Code.

In addition to restrictions 1 through 15, The Rightime Blue Chip Fund, The Rightime MidCap Fund, The Rightime OTC Fund, The Rightime OTC Plus Fund and The Rightime Blue Chip Plus Fund are also subject to the following restriction that each Fund may not:

(19) Concentrate its investments in any industry.

Non-Fundamental Restrictions

In addition to the restrictions outlined above, the Funds (as indicated below) will also be subject, as a matter of operating policy, to the restrictions noted below:

(1) (All Funds) The Funds may only invest in other investment companies within limits set by the Investment Company Act of 1940. With respect to all Funds other than The Rightime Fund, this would allow a Fund to invest up to 10% of its total assets in other investment companies, although not more than 5% of the Fund's total assets may be invested in any one investment company and the Fund's investment in another investment company may not represent more than 3% of the securities of any one investment company.

(2) (All Funds) The Funds may also acquire securities of other investment companies beyond such limits pursuant to a merger, consolidation or reorganization.

INVESTMENT ADVISOR

The investments of each Fund are managed by Rightime Econometrics, Inc. (the "Advisor"), 1095 Rydal Road, Rydal, Pennsylvania, 19046-1711, under an Investment Advisory Agreement (the "Agreement") which became effective as to the Funds on the following dates: The Rightime Fund - March 26, 1985; The Rightime Blue Chip Fund - July 1, 1987; The Rightime MidCap Fund - November 10, 1991; The Rightime OTC Fund (f/k/a The Rightime Social Awareness Fund) - March 1, 1990; The Rightime Blue Chip Plus Fund and the Rightime OTC Plus Fund - December 11, 2000. Each Agreement was initially approved by the Board of Directors for a term of two years from its effective date, subject to shareholder ratification. Each Agreement will continue in effect from year to year thereafter only if such continuance is approved annually by either the Company's Board of Directors or by a vote of a majority of the outstanding voting securities of a Fund. Regardless of the method of approval of an Agreement, the Agreement must be approved by the vote of a majority of the Directors who are not parties to an Agreement or interested persons (as such term is defined in the Investment Company Act of 1940, as amended) of any party to an Agreement, voting in person at a meeting called for the purpose of voting on such approval. Each Agreement may be terminated at any time without penalty by: (i) the Board of Directors; (ii) a majority vote of the outstanding shares of a Fund; or
(iii) the Advisor on not less than 60 days' written notice. Each Agreement shall automatically terminate in the event of its assignment.

As compensation for its services, the Advisor receives a fee, computed daily and payable monthly, at the annualized rate of 0.50% of the combined average daily net assets of the classes of a Fund (Class A and Class C).

The following table shows the fees paid by each series pursuant to its Agreement, during the three most recent fiscal years:
                                           2000         1999         1998
                                    -----------  -----------  -----------
The Rightime Fund                     $544,962     $586,508     $562,069
The Rightime Government
Securities Fund*                         $N/A         $N/A      $20,412
The Rightime Blue Chip Fund         $1,272,225   $1,486,737   $1,322,530
The Rightime MidCap Fund              $367,081     $379,878     $336,885
The Rightime OTC Fund**                $59,948      $80,638      $65,411
The Rightime Blue Chip
Plus Fund***                             $N/A         $N/A         $N/A
The Rightime OTC Plus
Fund***                                  $N/A         $N/A         $N/A

* On June 26, 1998, The Rightime Government Securities Fund was merged into The Rightime Blue Chip Fund.

** Formerly known as The Rightime Social Awareness Fund.

*** Inception of Fund - January 1, 2001.

The sole officer, director and shareholder of the Advisor is David J. Rights. Mr. Rights is also the Chairman of the Board, President and Treasurer of the Company and the President and Treasurer of Rightime Administrators, Inc., each Fund's administrator. Mr. Rights is the owner of RTE Securities, Inc., a broker-dealer firm which has been retained by Lincoln Investment Planning, Inc. each Fund's distributor and transfer agent, to provide consulting and wholesaling services with respect to the distribution of each Fund's shares. The Advisor presently serves as advisor to other clients and may do so in the future.

DISTRIBUTOR

Distribution Agreement. Pursuant to the Distribution Agreement for each Fund, the expenses of printing all sales literature, including prospectuses, are to be borne by Lincoln Investment Planning, Inc. (the "Distributor"). Each Distribution Agreement provides that it will continue in effect from year to year only so long as such continuance is specifically approved at least annually by either the Fund's Board of Directors or by a vote of a majority of the outstanding voting securities of the Fund. Regardless of the method of approval of the Distribution Agreement, the Distribution Agreement must be approved by the vote of a majority of the directors who are not parties to such agreement or interested persons of any such party, voting in person at a meeting called for the purpose of voting on such approval. Each Distribution Agreement will terminate automatically in the event of its assignment. Under each Distribution Agreement, the Distributor is the exclusive agent for the Fund's shares, and has the right to select selling dealers to offer the shares to investors.

Officers of the Distributor. Edward S. Forst, Sr., Chairman of the Distributor, is also the Vice-President and Secretary of The Rightime Fund, Inc. and Vice President and Secretary of Rightime Administrators, Inc., each Fund's Administrator. David J. Rights, through RTE Securities, Inc., provides consulting and wholesaling services to the Distributor, and holds other positions with Company affiliates as described above under "Investment Advisor."

Services of the Distributor. The services provided by the Distributor under each Distribution Agreement relate to the sale of the Fund's shares. These services are separate from those provided by the Distributor in its capacity as sub-administrator to Rightime Administrators, Inc., such as receiving and responding to shareholder inquiries, assisting each Fund with tax returns, proxy statements, and other services not undertaken to distribute shares.

12b-1 Plans of Distribution. The 12b-1 Distribution Plans (the "Plans") provide for the use of assets of each Class of the Funds to pay expenses of distributing Class shares. Each Class' Plan must be approved annually by the Board of Directors, and by the directors who are not interested persons of the Company and have no direct or indirect financial interest in the operation of the plan or any agreements related to the Plan (the "12b-1 Directors"). Each Class' Plan and the agreements under each Plan may be different from, and will operate independently of, any plan adopted by any other Class of the Company. Each Plan may be terminated at any time by the vote of the Company's Board of Directors including a majority of the 12b-1 Directors, or by the vote of a majority of the outstanding voting securities of the Class.

As compensation for its services, the Distributor receives a fee, computed daily and payable monthly, at an annualized rate of each Class of the Fund's average daily net assets, as follows:

* Class A Shares of The Rightime Fund pay a 12b-1 fee of 0.50% (and a shareholder servicing fee of 0.25%).

* Class A Shares of The Rightime Blue Chip Fund, The Rightime Mid-Cap Fund, The Rightime OTC Fund, The Rightime Blue Chip Plus Fund and The Rightime OTC Plus Fund pay a 12b-1 fee of 0.25% (and a shareholder servicing fee of 0.25%).

* All Class C Shares pay a 12b-1 fee of 0.75% (and a shareholder servicing fee of 0.25%).

The Plan for each Class provides that each Class' costs may not exceed the annual rates listed above, for payments to the Distributor, sales representative or third parties who render promotional and distribution services, for items such as advertising expenses, selling expenses, commission or travel reasonably intended to result in sales of shares of the Fund and for the printing of prospectuses sent to prospective investors.

In addition to the 12b-1 fees paid by each Class to the Distributor, up to 0.25% may pay for the ongoing servicing and/or maintenance of shareholder accounts. The Funds will not bear any distribution expenses in excess of their payments to the Distributor under the Plans at the rates set forth above.

The Plans do not limit the amounts paid to the Distributor by each Fund to amounts actually expended by the Distributor, and it is therefore possible for payments to the Distributor to exceed its expenses in a particular year. At the present time, however, the budgeted expenses of the Distributor, including commissions to its representatives and those of other dealers, will substantially exceed the payments received under each Distribution Agreement. The Distributor will advance such amounts from its own resources, and while the Distributor hopes to recover such "excess" payments through its normal fees in later years, the Funds are not legally obligated to repay such excess amounts or to continue the Plans or the Distribution Agreements for such purpose. Although the Plans may be amended by the Board of Directors, any change in a Plan that would materially increase the amounts authorized to be paid under the Plan must be approved by a shareholder vote.

During the most recent fiscal year, the distribution expenses paid by the Funds were as follows:


                              The            The            The

            The            Rightime        Rightime       Rightime

          Rightime        Blue Chip           OTC         Mid-Cap

            Fund            Fund             Fund          Fund


Compensation to
Sale Personnel
	$511,410		$1,238,378		$57,569
	$356,883
Administration Staff
	30,746		74,452		3,461			21,456
Advertising &
Printing
	27,780		67,268		3,127			19,386
Miscellaneous
Selling Expense
	64,885		157,119		7,304			45,280
Office Expense
	61,981		150,087		6,977			43,253
Professional Services
	6,797			16,458		765			4,743
Total
	703,599		1,703,762		79,203		491,001
----
@ Formerly known as The Rightime Social Awareness Fund.


Commissions for distribution of Fund shares and other compensation received by Lincoln Investment Planning during the Fund's fiscal years ended October 31, 1998, 1999 and 2000:


               Net          Distributor
           Underwriting     Compensation
          Commissions to   on Redemption     Brokerage       Other
           Distributor    and Repurchases   Commissions  Compensation

2000   $  427,700*            $--            $--            $--
1999   $  847,470*            $0             $0             $0
1998   $  628,172*            $0             $0             $0

* Does not include nominal amounts paid to Lincoln Investment Planning by investment companies whose shares are purchased by The Rightime Fund to compensate Lincoln Investment Planning for shareholder servicing and/or distribution activities on behalf of such companies.

ALLOCATION OF PORTFOLIO BROKERAGE

The Advisor, in effecting the purchases and sales of portfolio securities for the account of each Fund, will seek execution of trades either: (i) at the most favorable and competitive rate of commission charged by any broker, dealer or member of an exchange; or (ii) at a higher rate of commission charges, if reasonable, in relation to brokerage and research services provided to the Fund or the Advisor by such member, broker, or dealer. Such services may include, but are not limited to, any one or more of the following: information as to the availability of securities for purchase or sale; statistical or factual information, or opinions pertaining to investments. The Advisor may use research and services provided to it by brokers and dealers in servicing all its clients, however, not all such services will be used by the Advisor in connection with the Fund. Portfolio orders may be placed with affiliated broker-dealers, and in such case, the affiliated broker-dealers will receive brokerage commissions. However, portfolio orders will be placed with the affiliated broker-dealers only where the price being charged and the services being provided compare favorably with those which would be charged to the Fund by non-affiliated broker-dealers, and with those charged by the affiliated broker to other unaffiliated customers, on transactions of a like size and nature. Brokerage may also be allocated to dealers in consideration of Fund share distribution but only when execution and price are comparable to that offered by other brokers. The Fund follows the standards of SEC Rule 17e-1 under the Investment Company Act of 1940 which requires that the commission paid to the Distributor must be reasonable and fair compared to the commissions, fees or other remuneration received or to be received by other brokers in connection with comparable transactions involving similar securities during a comparable period of time.

For the Fund's last three fiscal years ended October 31, none of the Fund's aggregate brokerage commissions were paid to Lincoln Investment Planning, Inc., and for the same periods, none of the Fund's aggregate amount of portfolio transactions (purchases and sales) were effected by Lincoln. Lincoln does, however, assist the Rightime Fund in purchasing investment company shares and, while Lincoln does not accept any front or back end sales charges in connection with such transactions, it may receive distribution fees.

The Advisor is responsible for making the Fund's portfolio decisions subject to instructions described in the prospectus. The Board of Directors may however impose limitations on the allocation of portfolio brokerage.

The Fund expects that purchases and sales of portfolio money market securities will be principal transactions. Such securities are normally purchased directly from the issuer or from an underwriter or marketmaker for the securities. There will usually be no brokerage commissions paid by the Fund for such purchases. Purchases from the underwriters will include the underwriter commission or concession and purchases from dealers serving as market makers will include the spread between the bid and asked price.

The following table shows the aggregate brokerage commissions paid by each series during the three most recent fiscal years:

                                           2000         1999         1998
                                    -----------  -----------  -----------
The Rightime Fund                      $22,575      $12,105      $12,480
The Rightime Government
Securities Fund+                         $N/A         $390       $5,850
The Rightime Blue Chip Fund           $128,995      $96,988      $90,570
The Rightime MidCap Fund               $56,710     $60,391      $25,000
The Rightime OTC Fund                  $63,127     $24,201      $15,255
The Rightime Blue Chip Plus Fund*        $N/A         $N/A         $N/A
The Rightime OTC Plus Fund*              $N/A         $N/A         $N/A

---
+ On June 26, 1998, The Rightime Government Securities Fund was merged into The Rightime Blue Chip Fund.

@ Formerly known as The Rightime Social Awareness Fund.

* Inception of Fund - January 1, 2001.


ADMINISTRATOR

Each Fund has selected Rightime Administrators, Inc. (the "Administrator") to serve as the Administrator of the Fund. The Administrator which is affiliated with the Advisor is located at 218 Glenside Avenue, Wyncote, PA 19095-1595. The Administrator serves under an agreement (the "Administration Agreement") with the Company on behalf of each Fund, dated the same date as the respective Fund's Advisory Agreement.

Each Administration Agreement provides that the Administrator will administer the Fund's affairs subject to the supervision of the Company's Board of Directors and, in connection therewith, furnish each Fund with office facilities, and with any ordinary clerical and bookkeeping services not furnished by the Fund's Transfer Agent or Custodian. The Administrator has retained Lincoln Investment Planning, Inc., the Distributor and Transfer Agent for each Fund, to provide certain accounting services and shareholder services for each Fund.

As compensation for its services, the Administrator receives a fee, computed daily and payable monthly, at an annualized rate of each Fund's combined average daily net assets (Class A and Class C) of 0.95% for The Rightime Fund, and 0.85% for each The Rightime Blue Chip Fund, The Rightime MidCap Fund, and The Rightime OTC Fund. The Administrator will pay the fees of the Distributor for the accounting and shareholder services referred to in the previous paragraph.

CUSTODIAN

First Union National Bank, 123 S. Broad Street, Pennsylvania 19109, serves as the Custodian of the securities and cash for each Fund.

TRANSFER AGENT

Lincoln Investment Planning, Inc. serves as Transfer Agent, Dividend Disbursing Agent and Redemption Agent for redemptions pursuant to a Transfer and Dividend Disbursing Agency Agreement approved by the shareholders of the Company at a meeting held for such purpose on October 23, 1986. The agreement is subject to annual renewal by the Board of Directors of the Company, including the directors who are not interested persons of the Company or of the Transfer Agent. Pursuant to the agreement, as amended and approved by the Board of Directors, the Transfer Agent receives a fee calculated at an annual rate of $15.00 per shareholder account and will be reimbursed out-of-pocket expenses incurred on the Company's behalf.

The Transfer Agent acts as paying agent for all Company expenses and provides all the necessary facilities, equipment and personnel to perform the usual or ordinary services of Transfer and Dividend Paying Agent, including: receiving and processing orders and payments for purchases of shares, opening stockholder accounts, preparing annual stockholder meeting lists, mailing proxy material, receiving and tabulating proxies, mailing stockholder reports and prospectuses, withholding certain taxes on nonresident alien accounts, disbursing income dividends and capital distributions, preparing and filing U.S. Treasury Department Form 1099 (or equivalent) for all stockholders, preparing and mailing confirmation forms to stockholders for all purposes and redemption of the Funds' shares and all other confirmable transactions in stockholders' accounts, recording reinvestment of dividends and distributions of the Funds' shares and causing redemption of shares for and disbursements of proceeds to withdrawal plan stockholders. The Transfer Agent may contract with other parties to provide services under the agreement. Pursuant to this authority, the Transfer Agent has entered into an agreement under which DST Systems Inc. and its subsidiaries provide computer services and the printing and distribution of confirmations and tax forms.

The Transfer Agent received compensation of $721,419, $626,340 and $502,811 for its services for the fiscal years ended October 31, 1998, 1999 and 2000, respectively.

GENERAL OPERATIONS

In addition to the expenses indicated above, each Fund is also responsible for the payment of :

(a) The fees payable to the Advisor, Administrator, and the Distributor;

(b) The fees and expenses of Directors who are not affiliated with the Advisor, the Administrator, or the Distributor;

(c) The fees and certain expenses of the Fund's Custodian and Transfer
Agent;

(d) The charges and expenses of the Company's legal counsel and independent accountants;

(e) Brokers' commissions and any issue or transfer taxes in connection with its securities transactions;

(f) All taxes and corporate fees payable to governmental agencies;

(g) The fees of any trade association of which each Fund is a member;

(h) The cost of stock certificates representing shares of each Fund;

(i) Reimbursements of the organization expenses of each Fund;

(j) The fees and expenses involved in registering and maintaining registration of the Company and the shares of each Fund with the U.S. Securities and Exchange Commission, paying notice filing fees to states in which Fund shares are sold, and the preparation and printing of the Company's registration statements and prospectuses; for such purposes;

(k) Allocable communication expenses with respect to investor services and all expenses of shareholders and directors meetings and of preparing, printing and mailing prospectuses and reports to shareholders; and

(l) Litigation and indemnification expenses and other extraordinary expenses not incurred in the ordinary course of each Fund's business. Expenses which are identifiable to a specific Fund are charged to the appropriate Fund and general corporate expenses are allocated proportionately to each Fund based on relative net assets.

Certain expenses, as defined below, shall be allocated to each Class:

(a) Payments made pursuant to each Class's Distribution Plan;

(b) Transfer Agent fees attributable to a specific class,

(c) Printing and postage expenses related to preparing and distributing materials such as shareholder reports, prospectuses and proxies to current shareholders of a specific class,

(d) The expense of administrative personnel and service to support of the shareholders of a specific class, including, but not limited to, fees and expense under an administrative services agreement,

(e) Litigation or other legal expenses relating to solely to one Class, and

(f) Directors' fees incurred as a result of issues relating to one
Class.

Expenses under (a) must be allocated to the Class for which such expenses are incurred. All other Class expenses listed in (c) and (d) above may be allocated to a class but only if an officer of the Fund has determined, subject to Board approval or ratification, which of such categories of expenses will be treated as Class Expenses consistent with applicable legal principles under the 1940 Act and the Internal Revenue Code of 1986 ("Code").

Expenses of a Fund shall be apportioned to each Class depending on the nature of the expense item. Company-level expenses and Fund Expenses shall be allocated among the Classes of shares based on their relative net asset values. Approved Class expenses shall be allocated to the particular Class to which they are attributable. In addition, certain expenses may be allocated differently if their method of imposition changes. Thus, if a Class expense can no longer be attributed to a class, it shall be charged to the Fund for allocation among the Classes, as determined by the Board of Directors. Any additional Class expenses not specifically identified above that are subsequently identified and determined to be properly allocated to one class of shares shall not be so allocated until approved by the Board of Directors of the Company in light of the requirements of the 1940 Act and the Code.

PURCHASE OF SHARES

Each Class of shares of a Fund are continuously offered by the Distributor at each Class' net asset value plus any applicable sales charge. Orders for the share purchases received by the Distributor prior to the close of regular trading on any day the New York Stock Exchange ("NYSE") is open for trading will be confirmed at the offering price next determined (based upon the sales charges and valuation procedures described in the Prospectus) as of the close of regular trading of the NYSE on that day.

The NYSE is scheduled to be open Monday through Friday throughout the year except for:

* New Year's Day,
* Martin Luther King, Jr. Day,
* President's Day,
* Good Friday,
* Memorial Day,
* Independence Day,
* Labor Day,
* Thanksgiving Day and
* Christmas Day.

Sales Charges

Orders received by the Distributor after the close of regular trading of the NYSE will be confirmed at the next day's price. It is the responsibility of dealers to transmit orders received by them promptly to the Distributor.

Purchases of $50,000 or more of The Rightime Blue Chip Fund, The
Rightime MidCap Fund and The Rightime OTC Fund at offering price carry reduced sales loads as shown in the table below and may include a series of purchases over a 13-month period under a Letter of Intention signed by a purchaser.

The sales loads set forth below are applicable to purchases made at one time by;

* An individual,

* An individual, his or her spouse and their children under the age of 21, or

* Trustee or other fiduciary of a single trust estate or single fiduciary account including an employee benefit plan qualified under
Section 401 of the Internal Revenue Code).

                     Sales Load as       Sales Load as          Dealer
                      % of Amount        % of Offering          Amount
                      of Purchase        Price Invested       Concession*
                     -------------       --------------       -----------
Less than $50,000       4.75%              4.99%              4.25%

$50,000 but
under $100,000          3.75%              3.90%              3.35%

$100,000 but
under $500,000          2.75%              2.83%              2.45%

$500,000 but
under $1,000,000        1.75%              1.80%              1.55%

$1,000,000
but under $2,000,000    0.75%              0.76%               0.65%

For purchases of $2 million or more there is no sales load.

---
* In some circumstances, the Distributor may allow a larger percentage of the sales load to dealers. Such dealers may have additional responsibilities under the federal securities laws.

Reduced Sales Charges

The Fund must be notified when a sale takes place which would qualify for the reduced sales charge on the basis of previous purchases and current purchases. The reduced sales charge will be granted upon confirmation of the shareholder's holdings by the Fund.

Letter of Intent

-Shareholders of The Rightime Blue Chip Fund, The Rightime MidCap
Fund and The Rightime OTC Fund may reduce their sales loads by signing a Letter of Intent that permits purchases over a 13-month period.

-The above table is also applicable to the aggregate amount of purchases made by any such purchaser previously enumerated within a 13-month period pursuant to a written Letter of Intent provided by the Distributor.

-The Letter of Intent is not legally binding on the signer or the Fund, and includes provisions for a price adjustment, depending upon the actual amount purchased within a 13-month period.

-Under the Letter of Intent, the Distributor will hold in escrow 5% of the total amount intended to be purchased until such purchase is completed within the 13-month period. If the intended investment is not completed, the purchaser will be asked to pay an amount equal to the difference between the sales load on the shares purchased at the reduced rate and the sales load otherwise applicable to the total shares purchased. If such payment is not made within 20 days following the expiration of the 13-month period, the Distributor will surrender an appropriate number of the escrowed shares for redemption in order to realize the difference. Such purchasers may include the value (at offering price at the level designated in their Letter of Intent) of all their shares of the Fund previously purchased and still held as of the date of their Letter of Intent toward the completion of such Letter.

Right of Accumulation

-The reduced sales load is applicable to any subsequent purchases of shares of the Fund, by any such purchaser where the aggregate investment in the Funds by such purchaser is $50,000 or more.

-The Right of Accumulation is applicable to purchases made at any one time by:

* An individual,

* An individual, his or her spouse and their children under the age of 21, or

* A trustee or other fiduciary of a single trust estate or single fiduciary account (including an employee benefit plan qualified under Section 401 of the IRC).

Waiver of Sales Loads

-The sales load will not apply to purchases of The Rightime Blue Chip Fund, The Rightime MidCap Fund and The Rightime OTC Fund in the following circumstances, provided that the Funds are notified at the time of purchase:

* Shares acquired through dividend or capital gain reinvestment from any series of The Rightime Fund, Inc.,

* Shares acquired by the officers, directors and employees of Rightime Econometrics, Inc., Lincoln Investment Planning, Inc., and The Rightime Fund, Inc.,

* Shares acquired by any pension, profit-sharing or qualified retirement plan of Rightime Econometrics, Inc. and Lincoln Investment Planning, Inc.,

* Shares acquired by registered representatives of dealers who have entered into dealers' agreements with the Distributor,

* Shares acquired by certain family members of any such individual and their spouses identified above and certain trusts, pension, profit sharing or qualified retirement plan forthe sole benefit of such persons,

* Shares acquired and paid for with the proceeds from a Teacher's
Insurance Annuity Association (TIAA) or College Retirement Equity Fund (CREF) account, and ongoing retirement plan investments after a TIAA-CREF transfer is received,

* Shares acquired and paid for with the proceeds from accounts of organizations who have or had a contract or agreement with TIAA or CREF, and ongoing retirement plan investments after the transfer is received,

* Shares acquired and paid for with the proceeds of a redemption of an account in an unaffiliated mutual fund when the assets were managed by an outside investment advisor or market timer for a minimum of one year, and

* Shares acquired and paid for with the proceeds of a redemption of an account in an unaffiliated mutual fund or insurance company which had previously incurred an initial sales charge or contingent deferred sales charge provided the assets maintain dealer or registered representative continuity. To qualify for this waiver, the Fund may require evidence of the previously incurred charges.

Retirement Investing

-Shares of the Funds are available to all types of tax-deferred retirement plans including custodial accounts described in Section 403(b) of the Internal Revenue Code. Qualified investors benefit from the tax-free compounding of income dividends and capital gains distributions. You can transfer an existing plan into the Fund or set up a new plan by calling the Fund. The following is a brief description of the retirement investing options.

Individual Retirement Accounts (IRAs)

Individuals, who are not active participants in an employer maintained retirement plan are eligible to contribute on a deductible basis to an IRA account. The IRA deduction is also available for individual taxpayers and married couples with adjusted gross incomes not in excess of certain specified limits. All individuals may make nondeductible IRA contributions to a separate account to the extent that they are not eligible for a deductible contribution. Income earned by an IRA account is tax deferred. The Fund also makes its shares available to be held within special IRA programs called SEP-IRAs (Simplified Employee Pension-IRA) and SIMPLE-IRAs (Savings Incentive Match Plan for Employees-IRA). These programs allow employees to set up IRA accounts, into which employers can make contributions in lieu of establishing retirement plans for such employees. SEP-IRAs and SIMPLE-IRAs can free employers of many of the recordkeeping requirements of establishing and maintaining a retirement plan trust.

If you have received a lump sum distribution from another qualified retirement plan, you may rollover all or part of that distribution into an IRA. Your rollover contribution is not subject to the limits on annual IRA contributions. By acting within applicable time limits of the lump sum distribution you can continue to defer Federal income taxes on your lump sum contribution and on any income that is earned on that contribution.

Roth IRA

In a Roth IRA, amounts contributed to the IRA are not tax deductible at the time of the contribution. Amounts invested are permitted to grow tax-free and distributions from the IRA are not subject to tax if you have held the IRA for more than five years more, and the distributions meet certain qualifying restrictions. Investors filing as single taxpayers who have adjusted gross incomes of $95,000 or more, and investors filing as joint taxpayers with adjusted gross incomes of $150,000 or more may find their participation in this IRA to be restricted. Taxpayers with adjusted gross incomes of less than $100,000 can convert assets in traditional IRAs to a Roth IRA without paying the 10% early withdrawal tax. The deemed distribution of IRA assets will be included in income. However, if the assets are rolled over before January 1, 1999, the amount required to be included in gross income will be spread ratably over the four-tax-year period beginning with the tax year in which the distribution is made.

Education IRA

In an Education IRA, parents or others may contribute up to $500 annually to an education IRA on behalf of any child under age 18. This IRA is subject to the same AGI limits as the Roth IRA above, and there are other contribution restrictions that may apply including a 6% excise tax on total contributions in excess of $500 per child per year. The earnings accumulate tax free, and assets that have accumulated in the IRA may be distributed tax free when used to pay qualified higher education expenses.

KEOGH Plans for Self-Employed

If you are a self-employed individual, you may establish a Self-Employed Retirement (KEOGH) Plan and contribute up to the maximum amounts permitted for your plan under current tax laws. Under a Defined Benefit KEOGH Plan, you may establish a program with a specific amount of retirement income as your objective. The annual contributions needed to achieve this goal are calculated actuarially and can sometimes exceed the tax-deductible contributions allowed under a regular KEOGH Plan.

Tax-Sheltered Custodial Accounts

If you are an employee of a public school, state college or university, or an employee of a non-profit organization exempt from tax under
Section 501(c)(3) of the IRC, you may be eligible to make contributions into a custodial account (pursuant to section 403(b)(7) of the IRC) which invests in Fund shares. Such contributions, to the extent that they do not exceed certain limits, are excludable from the gross income of the employee for federal income tax purposes.

Other Retirement, Savings and Deferred Compensation Plans

Our Investment Advisor and Distributor make available, through their affiliates, a full range of consulting and plan administrative services, on a fee basis. Information is available to explain and assist you with the establishment of various types of corporate retirement plans, education and charitable organizations deferred compensation plans, thrift and savings plans. Also available are automated recordkeeping and actuarial services for tax-sheltered plan sponsors which fulfill all appropriate accounting and recordkeeping requirements. These services can also accommodate so called "split-funding" options where plan assets may be invested in various investments in addition to the Fund.

How to Establish Retirement Accounts

All the foregoing retirement plan options require special applications or plan documents. Please call us to obtain information regarding the establishing of retirement plan accounts. First Union National Bank acts as the plan custodian for retirement plan accounts with the Fund, and charges nominal fees in connection with plane establishment and maintenance. These fees are detailed in the plan documents. You may wish to consult with your attorney or other tax advisor for specific advice prior to establishing a plan.

Systematic Withdrawal Plan

You can arrange to make systematic cash withdrawals from your account monthly, quarterly or annually. Your account, initially, must be at least $5,000 in order to establish this service, although the withdrawals may continue even though your account subsequently drops below $5,000. Each payment must be for an amount not less than $25. If the periodic amount you elect to withdraw is more than the increase in the value of any income or gains in your account, the withdrawals can deplete the value of your account. If the withdrawals are to be sent to someone who is not a registered owner of the shares, a signature guarantee is required on your application for this service. The Fund bears the cost of providing this plan at the present time. Please contact the Fund to obtain information about establishing a systematic withdrawal plan.

In-Kind Redemptions

To comply with certain state securities regulations, the Fund has undertaken that any portfolio securities issued in an in-kind redemption will be readily marketable securities.

DIVIDENDS AND DISTRIBUTIONS

Distributions of Net Investment Income

Each Fund receives income generally in the form of dividends and interest on its investments. This income, less expenses incurred in the operation of a Fund, constitute its net investment income from which dividends may be paid to you. Any distributions by a Fund from such income will be taxable to you as ordinary income, whether you take them in cash or in additional shares.

Distributions of Capital Gains

Each Fund may derive capital gains and losses in connection with sales or other dispositions of its portfolio securities. Distributions derived from the excess of net short-term capital gain over net long-term capital loss will be taxable to you as ordinary income. Distributions paid from long-term capital gains realized by a Fund will be taxable to you as long-term capital gain, regardless of how long you have held your shares in the Fund. Any net short-term or long-term capital gains realized by a Fund (net of any capital loss carryovers) generally will be distributed once each year, and may be distributed more frequently, if necessary, in order to reduce or eliminate federal excise or income taxes on a Fund.

Information on the Tax Character of Distributions

Each Fund will inform you of the amount and character of your distributions at the time they are paid, and will advise you of the tax status for federal income tax purposes of such distributions shortly after the close of each calendar year. If you have not held Fund shares for a full year, you may have designated and distributed to you as ordinary income or capital gain a percentage of income that is not equal to the actual amount of such income earned during the period of your investment in a Fund.

TAXES

Election To Be Taxed As A Regulated Investment Company

Each Fund has elected to be treated as a regulated investment company under Subchapter M of the Code, has qualified as such for its most recent fiscal year, and intends to so qualify during the current fiscal year. As a regulated investment company, each Fund generally pays no federal income tax on the income and gains it distributes to you. The Board reserves the right not to maintain the qualification of a Fund as a regulated investment company if it determines such course of action to be beneficial to you. In such case, a Fund will be subject to federal, and possibly state, corporate taxes on its taxable income and gains, and distributions to you will be taxed as ordinary dividend income to the extent of a Fund's available earnings and profits.

Excise Tax Distribution Requirements

The Code requires each Fund to distribute at least 98% of its taxable ordinary income earned during the calendar year and 98% of its capital gain net income earned during the twelve month period ending October 31 (in addition to undistributed amounts from the prior year) to you by December 31 of each year in order to avoid federal excise taxes. Each Fund intends to declare and pay sufficient dividends in December (or in January that are treated by you as received in December) but does not guarantee and can give no assurances that its distributions will be sufficient to eliminate all such taxes.

Redemption of Fund Shares

Redemptions and exchanges of Fund shares are taxable transactions for federal and state income tax purposes that cause you to recognize a gain or loss. If you hold your shares as a capital asset, the gain or loss that you realize will be capital gain or loss. Any loss incurred on the redemption or exchange of shares held for six months or less will be treated as a long-term capital loss to the extent of any long-term capital gains distributed to you by a Fund on those shares.

All or a portion of any loss that you realize upon the redemption of your Fund shares will be disallowed to the extent that you purchase other shares in the Fund (through reinvestment of dividends or otherwise) within 30 days before or after your share redemption. Any loss disallowed under these rules will be added to your tax basis in the new shares you purchase.

Deferral of Basis

All or a portion of the sales charge that you paid for your shares in a Fund will be excluded from your tax basis in any of the shares sold within 90 days of their purchase (for the purpose of determining gain or loss upon the sale of such shares) if you reinvest the sales proceeds in the same Fund or in another of the Rightime Funds, and the sales charge that would otherwise apply to your reinvestment is reduced or eliminated. The portion of the sales charge excluded from your tax basis in the shares sold will equal the amount that the sales charge is reduced on your reinvestment. Any portion of the sales charge excluded from your tax basis in the shares sold will be added to the tax basis of the shares you acquire from your reinvestment.

U.S. Government Obligations

Many states grant tax-free status to dividends paid to you from interest earned on direct obligations of the U.S. government, subject in some states to minimum investment requirements that must be met by a Fund. Investments in GNMA/FNMA securities, bankers' acceptances, commercial paper and repurchase agreements collateralized by U.S. government securities do not generally qualify for tax-free treatment. The rules on exclusion of this income are different for corporations.

Dividends-Received Deduction for Corporations

Distributions from the Funds will generally qualify in part for the 70% dividends-received deduction for corporations. The portion of the dividends so qualified depends on the aggregate taxable qualifying dividend income received by the Funds from domestic (U.S.) sources. The Funds will send to shareholders statements each year advising the amount of the dividend income which qualifies for such treatment. All dividends, including those which qualify for the dividends-received deduction, must be included in your alternative minimum taxable income calculation.

Investment in Complex Securities

A Fund may invest in complex securities such as options, futures contracts and options on futures contracts. Such investments may be subject to numerous special and complicated tax rules. These rules could affect whether gains and losses recognized by a Fund are treated as ordinary income or capital gain and/or accelerate the recognition of income to a Fund or defer a Fund's ability to recognize losses. In turn, these rules may affect the amount, timing or character of the income distributed to you by a Fund.

CAPITAL STOCK AND VOTING RIGHTS

The authorized capital stock of the Company consists of 500,000,000 shares of Common Stock with a par value of $0.01 each. Shares of each Class of shares of the Funds have equal dividend, voting, liquidation and redemption rights. There are no conversion or preemptive rights. These shares, when issued, will be fully paid and non-assessable. Fractional shares have proportional voting rights. The Class A and Class C shares of the Funds do not have cumulative voting rights --- meaning that the holders or more than 50% of the shares voting for the election of Directors can elect all of the directors if they choose to do so and, in such event, the holders of the remaining shares will not be able to elect any person to the Board of Directors. Shareholders will vote together to elect directors and on other matters affecting the entire Company. Separate voting will occur on any matter submitted to shareholders affecting separate series. Separate voting will also occur on matters in which the interests of one Class are different from the interests of the other Class.

The Funds do not intend to hold annual meetings of shareholders. The Company will call a meeting of Shareholders, if requested to do so by the holders of at least 10% of the Company's outstanding shares, for the purpose of voting upon the question of removal of a director or directors and will assist in communications with other Shareholders as required by Section 16(c) of the Investment Company Act of 1940, as amended.



                                      OFFICERS AND DIRECTORS OF THE FUND

                                                              Principal
Occupation During the Past

-------------------------------------
Name, Address & Age    Position & Office with the Fund
Five Years
-------------------    -------------------------------
----------
David J. Rights*       Chairman of the Board, President,
President of Rightime Econometrics, Inc., a registered
1095 Rydal Road        and Treasurer
investment advisor; and Consultant to Lincoln Investment
Rydal, PA  19046
Planning, Inc., a registered investment advisor and broker
Age 54                                                       dealer.

Edward S. Forst, Sr.*  Director, Vice President,             Chairman
of the Board, Lincoln Investment
218 Glenside Avenue                                          and
Secretary Planning Inc., a registered investment
Wyncote, PA  19095                                           advisor
and broker dealer.
Age 73

Francis X. Barrett     Director                              Vice
Chairman of the Board, Member of the
1706 Belleair Forest                                         Finance,
Investment and Executive
Drive, #312
Committee, Sacred Heart Hospital; formerly
Belleair, FL  33756
Executive Director, National Catholic
Age 74
Education Association;
                                                               and
Pastor Emeritus, Church of
                                                               Holy
Guardian Angels, Reading, PA.

Dr. Winifred L.
Tillery                Director
Education Consultant; formerly,
744 Amsterdam Road
Superintendent of Schools, Camden County,
Mt. Laurel, NJ  08054                                        New
Jersey; Assistant Commissioner of
Age 67
Education, State of New Jersey formerly,

Director, Division of Direct Services,
                                                               New
Jersey Department of Education; and

Executive Director for Special Education for
                                                               the
Philadelphia School District,
                                                               Philadelphia, PA.

Dr. Carol A. Wacker    Director
Education Consultant; Formerly, Assistant
1659 Landquist Drive
Superintendent for Senior High Schools, the
Encinitax, CA  92024
Philadelphia School District, Philadelphia,
Age 66                                                       PA.

----
* "Interested Person" as defined in the "1940 Act."



The officers conduct and supervise the daily business operations of the Fund by its agents and contractors. The Directors, in addition to approving agreements as set forth under "Advisor," "Administrator" and "Distributor" review actions and decide on general policy for the Funds. Compensation to officers and directors of the Fund who are affiliated with the Administrator, the Investment Advisor or the Distributor is paid by each entity, respectively, and not by the Fund.

Directors' Fees

Each Director who is not an "interested" Director received a $10,500 annual retainer and $1,625 per board meeting attended for the 2000 fiscal year and was reimbursed for related expenses. During the most recent fiscal year, there were four board meetings and three meetings of the Audit Committee.

Each of the "non-interested" Directors are members of both the Audit Committee and Nominating Committees. Dr. Wacker serves as Chairman of
both committees.   The Audit Committee is responsible for reviewing the
Company's financial statements and approving the selection of independent accountants. The members of the audit committee received $2,250 per audit committee meeting attended (when held separately from a board meeting) in the 2000 fiscal year. During the most recent fiscal year, there were two separate meetings of the audit committee. The Nominating Committee is responsible for the nomination of directors for the Company. No additional fees have been paid to Directors in connection with such meetings.

As of October 31, 2000, the officers and directors of the Company, as a group, beneficially owned less than 1% of each of the Funds.






                                                       (3)
(5)
                                                   Pension or       (4)
Total
                                         (2)       Retirement
Estimated   Compensation
                                      Aggregate     Benefits
Annual    From Registrant
                                     Compensation  Accrued As
Benefits      and Fund
              (1)                        from     Part of Fund     Upon
Complex Paid
Name of Person, Position            Registrant    Expenses
Retirement   to Directors
---------------------------------  -----------  ------------
----------  ----------------
David J. Rights, Director*               None         None         None
None

Edward S. Forst, Sr., Director*          None         None         None
None

Francis X. Barrett, Director          $19,250         None         None
$19,250

Dr. Winifred L. Tillery, Director     $19,250         None         None
$19,250

Dr. Carol A. Wacker, Director         $19,250         None         None
$19,250

----
* "Interested" person as defined in the "1940 Act."


PRINCIPAL HOLDERS AND CONTROL PERSONS

Principal Holders

As of December 29   , 2000, there were no shareholders that were known
to own of record or beneficially more than 5% of the outstanding voting shares of the Funds:

Control Persons

As of December 29   , 2000, there were no shareholders that were
considered to be control persons of the Funds:

"Control" means:

* The beneficial ownership, either directly or through one or more controlled companies, of more than 25% of the voting securities of a company;

* The acknowledgment or assertion by either the controlled or controlling party of the existence of control; or

* A final adjudication under section 2(a)(9) of the 1940 Act that control exists.

CODE OF ETHICS

The Company, the Advisor and the Distributor have each adopted codes of ethics pursuant to Rule 17j-1 under the 1940 Act that permit investment personnel, subject to their particular code of ethics, to invest in securities, including securities that may be purchased or held by a Fund, for their own accounts. The Codes of Ethics are on public file with, and are available from, the Securities and Exchange Commission's Public Reference Room in Washington, D.C.

GENERAL INFORMATION

Audits and Reports

The accounts of The Rightime Fund, Inc., are audited each year by Tait, Weller & Baker independent auditors located at Eight
Penn Center Plaza, Philadelphia, PA, 19103. Shareholders receive semiannual and annual reports of the Fund including the annual audited financial statements and a list of securities owned.

PERFORMANCE

Current yield and total return may be quoted in advertisements, shareholder reports or other communications to shareholders. Occasionally, the Funds may include their distribution rates in sales literature. Yield is the ratio of income per share derived from a Fund's portfolio investments to a current maximum offering price expressed in terms of percent. The yield is quoted on the basis of earnings after expenses have been deducted.

Total return is the total of all income and capital gains paid to shareholders, assuming reinvestment of all distributions, plus (or minus) the change in the value of the original investment, expressed as a percentage of the purchase price. The distribution rate is the amount of distributions per share made by a Class of a Fund over a twelve-month period divided by the current maximum offering price.

The Securities and Exchange Commission rules require the use of standardized performance quotations or, alternatively, that every non-standardized performance quotation furnished by each Class of a Fund be accompanied by certain standardized performance information computed as required by the Commission. Current yield and total return quotations are based on the standardized methods of computing performance mandated by the Commission. An explanation of those and other methods used to compute or express performance follows:

As indicated below, current yield is determined by dividing the net investment income per share earned during the period by the maximum offering price per share on the last day of the period and analyzing the result. Expenses accrued for the period include any fees charged to all shareholders during the 30-day base period. According to the SEC formula:

                                         6
                    Yield = 2 [( a-b + 1) -1]
                                 ---
                                  cd
where:

a = dividends and interest earned during the period.

b = expenses accrued for the period (net of reimbursements).

c = the average daily number of shares outstanding during the period that were entitled to receive dividends.

d = the maximum offering price per share on the last day of the period.

As the following formula indicates, the average annual total return is determined by multiplying a hypothetical initial purchase order of $1,000 by the average annual compound rate of return (including capital appreciation/depreciation and dividends and distributions paid and reinvested) for the stated period less any fees charged to all shareholder accounts and analyzing the result. The calculation assumes the maximum sales load is deducted from the initial $1,000 purchase order and that all dividends and distributions are reinvested at the net asset value on the reinvestment dates during the period. The quotation assumes the account was completely redeemed at the end of each one, five and ten year period or since inception and the deduction of all applicable charges and fees. According to the SEC formula:

                 P(1+T)n  = ERV
where:

P =    a hypothetical initial payment of $1,000

T =    average annual total return

n =    number of years

ERV = ending redeemable value of a hypothetical $1,000 payment made at the beginning of the 1, 5, or 10 year periods at the end of the 1, 5, or 10 year periods (or fractional portion thereof).

Sales literature pertaining to the Fund may quote a distribution rate in addition to the yield or total return. The distribution rate is the amount of distributions per share made by the Fund over a twelve-month period divided by the current maximum offering price. The distribution rate differs from the yield because it measures what the Fund paid to shareholders rather than what the Fund earned from investments. It also differs from the yield because it may include dividends paid from premium income from option writing, if applicable, and short-term capital gains in addition to dividends from investment income. Under certain circumstances, such as when there has been a change in the amount of dividend payout, or a fundamental change in investment policies, it might be appropriate to annualize the distributions paid over the period such policies were in effect, rather than using the distributions paid during the past twelve months.

With respect to those categories of investors who are permitted to purchase shares of the Fund at net asset value, sales literature pertaining to the Fund may quote a "Current Return for Net Asset Value Investments." This rate is computed by adding the income dividends paid by the Fund during the last twelve months and dividing that sum by a current net asset value. Figures for compound yield, total return and other measures of performance for Net Asset Value Investments may also be quoted. These will be derived as described elsewhere in this Statement with the substitution of net asset value for public offering price.

Sales literature referring to the use of the Fund(s) as a potential investment for Individual Retirement Accounts (IRAs), and other tax-advantaged retirement plans may quote a total return based upon compounding of dividends on which it is presumed no federal income tax applies.

Regardless of the method used, past performance is not necessarily indicative of future results, but is an indication of the return to shareholders only for the limited historical period used.

Comparisons and Advertisements

To help investors better evaluate how an investment in the Fund(s) might satisfy their investment objective, advertisements regarding the Fund(s) may discuss yield or total return for the Fund(s) as reported by various financial publications. Advertisements may also compare yield or total return to yield or total return as reported by other investments, indices, and averages. The following publications, indices, and averages may be used:

* Dow Jones Composite Average or its component averages - an unmanaged index composed of 30 blue-chip industrial corporation stocks (Dow Jones Industrial Average), 15 utilities company stocks (Dow Jones Utilities Average), and 20 transportation company stocks. Comparisons of performance assume reinvestment of dividends.

* Standard & Poor's 500 Stock Index or its component indices - an unmanaged index composed of 400 industrial stocks, 40 financial stocks, 40 utilities stocks, and 20 transportation stocks. Comparisons of performance assume reinvestment of dividends.

* Standard & Poor's MidCap 400 Index - an unmanaged index composed of 400 domestic and Canadian stocks which measures the mid-range sector of the U.S. stock market.

* The NASDAQ 100 Index -TM- is a capitalization weighted index composed of 100 of the largest non-financial domestic companies listed on the National Market tier of The NASDAQ Stock Market. All companies listed on the index have a minimum market capitalization of $500 Million and an average daily trading volume of at least 100,000 shares.

* The New York Stock Exchange composite or component indices - unmanaged indices of all industrial, utilities, transportation, and finance stocks listed on the New York Stock Exchange.

* Lipper - Mutual Fund Performance Analysis, Lipper Fixed Income
Analysis, and Lipper Mutual and Indices - measures total return and average current yield for the mutual fund industry. Ranks individual mutual fund performance over specified time periods assuming reinvestment of all distributions, exclusive of sales charges.

* The Ryan composite or component indices - unmanaged indices of U.S. government securities as published in Barron's and other publications.

* IBC money market fund indices - unmanaged indices of money market funds as published in Barron's and other publications

* CDA Mutual Fund Report, published by CDA Investment Technologies, Inc.
- analyzes price, current yields, risk, total return, and average rate of return (average annual compounded growth rate) over specified time periods for the mutual fund industry.

* Weisenberger - Mutual Funds Panorama, Weisenberger Investment
Companies, published by Warren, Gorham & Lamont, Inc. - Lists distributions, price and fund privileges; measures performance over varying time period, calculates yield and lists expense ratios.

* Mutual Fund Values and Mutual Fund Source Book, published by Morningstar, Inc. - Lists fund assets, portfolio composition, annual total return, portfolio statistics, income and expense ratios, risk statistics and ranks funds by objective. Provides statistics on the mutual fund industry.

* Financial publications such as Business Week, Changing Times, Financial World, Forbes, Fortune, Money Magazine, Wall Street Journal, Barron's et al. which rate fund performance over Various time periods.

* Consumer Price Index (or Cost of Living Index), published by the U.S. Bureau of Labor Statistics - a statistical measure of change, over time, in the price of goods and services, in major expenditure groups.

In assessing such comparisons of yield, return, or volatility, an investor should keep in mind that the composition of the investments in the reported indices and averages is not identical to the Fund's portfolio, that the averages are generally unmanaged, and that the items included in the calculations of such averages may not be identical to the formula used by the Fund to calculate its figures. In addition, there can be no assurance that the Fund will continue this performance as compared to such other averages.

FINANCIAL STATEMENTS

The Rightime Fund, Inc.'s Annual Report to Shareholders for the fiscal year ended October 31, 2000 has been filed with the Securities and Exchange Commission. The financial statements contained in its Annual Report to Shareholders dated October 31, 2000 are incorporated by reference into this Statement of Additional Information. The financial statements and financial highlights included in such Annual Report to Shareholders have been audited by the Company's independent auditors, Tait, Weller & Baker, whose report thereon also appears in such Annual Report and is also incorporated herein by reference. No other parts of the Annual Report are incorporated by reference herein. The Financial Statements in such Annual Report have been incorporated herein in reliance upon such report given upon the authority of such firm as experts in accounting and auditing.

ADMINISTRATOR
Rightime Administrators Inc.
218 Glenside Avenue
Wyncote, PA  19095-1594

INVESTMENT ADVISOR
Rightime Econometrics, Inc.
1095 Rydal Road
Rydal, PA 19046-1711

DISTRIBUTOR
Lincoln Investment Planning, Inc.
218 Glenside Avenue
Wyncote, PA  19095-1595

CUSTODIAN
First Union National Bank
123 S. Broad Street
Philadelphia, PA  19109

TRANSFER AGENT
Lincoln Investment Planning, Inc.
218 Glenside Avenue
Wyncote, PA  19095-1594

LEGAL COUNSEL
Greenberg Traurig, LLP
2700 Two Commerce Square
2001 Market Street
Philadelphia, PA  19103

AUDITORS
Tait, Weller & Baker
Eight Penn Center Plaza
Philadelphia, PA  19103-2108

MAILING ADDRESS:
----------------
Rightime Fund Quick Mail
P.O. Box 13813
Philadelphia, PA 19101-3813

THE RIGHTIME FUND, INC.



THE RIGHTIME FUND, INC.